Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2022

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	1

Statement of Assets and Liabilities

December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Assets
Investments, at fair value(1),(2)	$866,153	$680,893	$5,256,291	$4,426,711	$2,588,488
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	90	—	60	978	—
Receivable for share redemptions	861	524	4,000	3,487	1,986
Total assets	867,104	681,417	5,260,351	4,431,176	2,590,474

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	861	524	3,909	3,264	1,861
Contract terminations	—	—	91	223	125
Payable for investments purchased	90	—	60	978	—
Total liabilities	951	524	4,060	4,465	1,986
Net assets applicable to contracts in accumulation period	864,474	680,180	5,255,674	4,417,655	2,588,488
Net assets applicable to contracts in payment period	—	—	—	9,056	—
Net assets applicable to seed money	1,679	713	617	—	—
Total net assets	$866,153	$680,893	$5,256,291	$4,426,711	$2,588,488
(1) Investment shares	58,327	15,545	145,523	283,400	112,985
(2) Investments, at cost	$737,300	$392,741	$3,695,356	$4,212,290	$1,899,167

December 31, 2021 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II
Assets
Investments, at fair value(1),(2)	$1,142,400	$6,481,313	$1,785,694	$288,957	$2,145,178
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	175	2,253	4,474	—	317
Receivable for share redemptions	896	5,421	1,559	210	2,417
Total assets	1,143,471	6,488,987	1,791,727	289,167	2,147,912

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	896	5,421	1,559	210	1,740
Contract terminations	—	—	—	—	677
Payable for investments purchased	175	2,253	4,474	—	317
Total liabilities	1,071	7,674	6,033	210	2,734
Net assets applicable to contracts in accumulation period	1,125,014	6,478,745	1,784,016	288,957	2,144,957
Net assets applicable to contracts in payment period	17,217	—	—	—	—
Net assets applicable to seed money	169	2,568	1,678	—	221
Total net assets	$1,142,400	$6,481,313	$1,785,694	$288,957	$2,145,178
(1) Investment shares	562,759	461,632	202,460	19,445	85,636
(2) Investments, at cost	$1,619,568	$4,983,236	$1,689,721	$174,416	$1,498,456

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$3,778,982	$668,535	$6,656,164	$589,875	$51,780,246
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	72	—	1,185	—	5,172
Receivable for share redemptions	3,949	486	6,525	525	72,333
Total assets	3,783,003	669,021	6,663,874	590,400	51,857,751

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,028	486	5,910	525	48,267
Contract terminations	921	—	615	—	24,066
Payable for investments purchased	72	—	1,185	—	5,172
Total liabilities	4,021	486	7,710	525	77,505
Net assets applicable to contracts in accumulation period	3,778,537	668,535	6,534,700	589,736	51,588,278
Net assets applicable to contracts in payment period	—	—	120,545	—	191,625
Net assets applicable to seed money	445	—	919	139	343
Total net assets	$3,778,982	$668,535	$6,656,164	$589,875	$51,780,246
(1) Investment shares	124,145	48,905	462,876	212,185	1,238,466
(2) Investments, at cost	$2,320,382	$385,738	$7,169,367	$426,842	$32,999,019

December 31, 2021 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$753,755	$5,556,921	$21,945,892	$23,276,838	$1,477,975
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	100	281	514	1,342	857
Receivable for share redemptions	662	5,178	21,187	24,530	1,241
Total assets	754,517	5,562,380	21,967,593	23,302,710	1,480,073

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	662	5,178	20,323	19,284	1,241
Contract terminations	—	—	864	5,246	—
Payable for investments purchased	100	281	514	1,342	857
Total liabilities	762	5,459	21,701	25,872	2,098
Net assets applicable to contracts in accumulation period	751,866	5,556,490	21,816,748	23,067,831	1,477,058
Net assets applicable to contracts in payment period	—	—	128,420	209,007	—
Net assets applicable to seed money	1,889	431	724	—	917
Total net assets	$753,755	$5,556,921	$21,945,892	$23,276,838	$1,477,975
(1) Investment shares	133,408	139,867	251,356	625,721	157,903
(2) Investments, at cost	$689,965	$3,143,477	$6,457,535	$8,619,320	$1,532,605

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	3

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$7,130,052	$3,335,010	$6,995,299	$6,497,354	$5,690,279
Dividends receivable	—	—	2	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,042	1,110	622	855	3,148
Receivable for share redemptions	6,151	2,743	5,794	5,732	4,536
Total assets	7,141,245	3,338,863	7,001,717	6,503,941	5,697,963

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,151	2,735	5,794	5,509	4,536
Contract terminations	—	8	—	223	—
Payable for investments purchased	5,042	1,110	622	855	3,148
Total liabilities	11,193	3,853	6,416	6,587	7,684
Net assets applicable to contracts in accumulation period	7,067,251	3,326,448	6,980,116	6,455,421	5,671,525
Net assets applicable to contracts in payment period	62,801	8,462	15,184	41,931	18,754
Net assets applicable to seed money	—	100	1	2	—
Total net assets	$7,130,052	$3,335,010	$6,995,301	$6,497,354	$5,690,279
(1) Investment shares	369,050	383,335	6,995,299	951,296	771,040
(2) Investments, at cost	$5,746,219	$3,856,268	$6,995,220	$6,366,150	$6,337,393

December 31, 2021 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$15,328,061	$5,239,854	$66,822,495	$3,807,697	$1,297,405
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,952	50	4,390	139	186
Receivable for share redemptions	12,552	4,185	147,128	3,284	1,108
Total assets	15,346,565	5,244,089	66,974,013	3,811,120	1,298,699

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	12,500	3,841	57,182	3,284	1,108
Contract terminations	52	344	89,946	—	—
Payable for investments purchased	5,952	50	4,390	139	186
Total liabilities	18,504	4,235	151,518	3,423	1,294
Net assets applicable to contracts in accumulation period	15,261,865	5,239,467	66,822,109	3,806,857	1,296,025
Net assets applicable to contracts in payment period	66,195	—	—	—	—
Net assets applicable to seed money	1	387	386	840	1,380
Total net assets	$15,328,061	$5,239,854	$66,822,495	$3,807,697	$1,297,405
(1) Investment shares	1,485,277	139,991	1,724,007	388,937	116,359
(2) Investments, at cost	$15,712,611	$1,403,742	$36,443,798	$3,798,340	$1,294,727

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$4,790,719	$3,685,008	$953,079	$2,158,691	$1,586,009
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	244	2,701	201	104	459
Receivable for share redemptions	4,621	3,391	858	1,839	1,190
Total assets	4,795,584	3,691,100	954,138	2,160,634	1,587,658

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,546	3,391	769	1,699	1,190
Contract terminations	75	—	89	140	—
Payable for investments purchased	244	2,701	201	104	459
Total liabilities	4,865	6,092	1,059	1,943	1,649
Net assets applicable to contracts in accumulation period	4,750,198	3,655,864	952,626	2,158,644	1,585,275
Net assets applicable to contracts in payment period	39,948	29,144	—	—	238
Net assets applicable to seed money	573	—	453	47	496
Total net assets	$4,790,719	$3,685,008	$953,079	$2,158,691	$1,586,009
(1) Investment shares	92,754	244,851	25,857	59,321	44,942
(2) Investments, at cost	$1,543,101	$3,071,226	$577,248	$830,307	$680,030

December 31, 2021 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$3,302,094	$679,108	$2,453,038	$3,947,405	$6,985,273
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,667	289	63	1,318	185
Receivable for share redemptions	2,687	532	2,094	3,085	5,657
Total assets	3,307,448	679,929	2,455,195	3,951,808	6,991,115

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,507	509	2,094	3,085	5,511
Contract terminations	180	23	—	—	146
Payable for investments purchased	2,667	289	63	1,318	185
Total liabilities	5,354	821	2,157	4,403	5,842
Net assets applicable to contracts in accumulation period	3,298,431	679,108	2,452,291	3,947,302	6,985,250
Net assets applicable to contracts in payment period	3,663	—	—	—	—
Net assets applicable to seed money	—	—	747	103	23
Total net assets	$3,302,094	$679,108	$2,453,038	$3,947,405	$6,985,273
(1) Investment shares	319,351	27,450	250,822	647,116	118,919
(2) Investments, at cost	$3,339,528	$914,338	$2,553,991	$4,325,363	$2,721,736

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	5

Statement of Assets and Liabilities

December 31, 2021 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,289,472	$728,735	$926,609	$3,827,349	$45,829,872
Dividends receivable	—	—	—	9,272	3,424,625
Accounts receivable from RiverSource Life of NY for contract purchase payments	167	—	3	652	827
Receivable for share redemptions	1,099	648	868	3,092	77,763
Total assets	1,290,738	729,383	927,480	3,840,365	49,333,087

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,044	648	868	3,092	38,942
Contract terminations	55	—	—	—	38,821
Payable for investments purchased	167	—	3	9,924	3,425,452
Total liabilities	1,266	648	871	13,016	3,503,215
Net assets applicable to contracts in accumulation period	1,284,511	727,506	925,526	3,819,837	45,808,290
Net assets applicable to contracts in payment period	4,430	—	—	5,478	19,565
Net assets applicable to seed money	531	1,229	1,083	2,034	2,017
Total net assets	$1,289,472	$728,735	$926,609	$3,827,349	$45,829,872
(1) Investment shares	30,255	71,523	61,324	421,051	872,784
(2) Investments, at cost	$728,075	$700,327	$822,085	$3,885,121	$32,138,157

December 31, 2021 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$1,251,168	$2,209,929	$264,497	$8,972,699	$2,827,388
Dividends receivable	23,333	280,967	9,674	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	504	40
Receivable for share redemptions	925	1,645	193	39,184	4,386
Total assets	1,275,426	2,492,541	274,364	9,012,387	2,831,814

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	925	1,645	193	7,944	2,107
Contract terminations	—	—	—	31,240	2,279
Payable for investments purchased	23,333	280,967	9,674	504	40
Total liabilities	24,258	282,612	9,867	39,688	4,426
Net assets applicable to contracts in accumulation period	1,251,168	2,209,929	264,497	8,971,876	2,755,718
Net assets applicable to contracts in payment period	—	—	—	—	71,670
Net assets applicable to seed money	—	—	—	823	—
Total net assets	$1,251,168	$2,209,929	$264,497	$8,972,699	$2,827,388
(1) Investment shares	48,289	54,392	9,080	772,842	161,842
(2) Investments, at cost	$796,867	$1,668,066	$178,631	$8,930,102	$2,627,713

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$4,247,122	$8,656,216	$7,657,789	$669,316	$507,763
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,010	157	—	—	108
Receivable for share redemptions	3,994	13,073	9,642	948	399
Total assets	4,254,126	8,669,446	7,667,431	670,264	508,270

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,994	7,360	5,678	561	399
Contract terminations	—	5,713	3,964	387	—
Payable for investments purchased	3,010	157	—	—	108
Total liabilities	7,004	13,230	9,642	948	507
Net assets applicable to contracts in accumulation period	4,246,024	8,654,542	7,603,047	668,276	507,763
Net assets applicable to contracts in payment period	—	—	54,742	—	—
Net assets applicable to seed money	1,098	1,674	—	1,040	—
Total net assets	$4,247,122	$8,656,216	$7,657,789	$669,316	$507,763
(1) Investment shares	253,408	493,513	392,305	68,789	38,820
(2) Investments, at cost	$3,887,910	$7,790,143	$6,131,663	$643,876	$473,773

December 31, 2021 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$4,784,020	$470,460	$1,351,562	$5,001,409	$1,006,396
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	4,047	—	25
Receivable for share redemptions	4,534	347	1,268	4,789	705
Total assets	4,788,554	470,807	1,356,877	5,006,198	1,007,126

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,691	347	1,268	3,808	694
Contract terminations	843	—	—	981	11
Payable for investments purchased	—	—	4,047	—	25
Total liabilities	4,534	347	5,315	4,789	730
Net assets applicable to contracts in accumulation period	4,783,913	470,460	1,350,314	5,001,114	1,006,396
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	107	—	1,248	295	—
Total net assets	$4,784,020	$470,460	$1,351,562	$5,001,409	$1,006,396
(1) Investment shares	238,486	5,308	128,110	237,597	8,780
(2) Investments, at cost	$3,956,290	$296,431	$1,337,919	$3,546,025	$727,775

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2021 (continued)	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II
Assets
Investments, at fair value(1),(2)	$9,729,855	$8,438,146	$1,598,747	$2,783,813	$5,972,419
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4,517	6,314	471	106	1,190
Receivable for share redemptions	8,358	6,806	1,272	2,191	5,269
Total assets	9,742,730	8,451,266	1,600,490	2,786,110	5,978,878

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,358	6,806	1,272	2,156	5,260
Contract terminations	—	—	—	35	9
Payable for investments purchased	4,517	6,314	471	106	1,190
Total liabilities	12,875	13,120	1,743	2,297	6,459
Net assets applicable to contracts in accumulation period	9,727,519	8,433,277	1,580,857	2,760,804	5,970,446
Net assets applicable to contracts in payment period	—	4,097	17,739	22,595	—
Net assets applicable to seed money	2,336	772	151	414	1,973
Total net assets	$9,729,855	$8,438,146	$1,598,747	$2,783,813	$5,972,419
(1) Investment shares	173,191	1,830,400	50,561	68,365	193,721
(2) Investments, at cost	$7,007,123	$9,467,993	$1,333,228	$2,279,575	$4,471,891

December 31, 2021 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Assets
Investments, at fair value(1),(2)	$14,328,360	$1,027,039	$1,789,490	$1,647,021	$1,110,503
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	919	—	32	309	5
Receivable for share redemptions	14,844	754	2,395	1,120	1,046
Total assets	14,344,123	1,027,793	1,791,917	1,648,450	1,111,554

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	14,844	754	1,558	1,120	788
Contract terminations	—	—	837	—	258
Payable for investments purchased	919	—	32	309	5
Total liabilities	15,763	754	2,427	1,429	1,051
Net assets applicable to contracts in accumulation period	14,326,293	1,027,039	1,788,464	1,647,021	1,110,503
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,067	—	1,026	—	—
Total net assets	$14,328,360	$1,027,039	$1,789,490	$1,647,021	$1,110,503
(1) Investment shares	269,634	11,104	134,852	78,767	27,072
(2) Investments, at cost	$11,529,670	$561,213	$1,782,557	$836,720	$929,726

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$3,715,581	$1,224,280	$4,377,887	$2,211,130	$5,741,753
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	46	—	228	620	321
Receivable for share redemptions	3,491	1,212	4,233	1,559	5,509
Total assets	3,719,118	1,225,492	4,382,348	2,213,309	5,747,583

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,144	1,212	3,370	1,559	4,802
Contract terminations	347	—	863	—	707
Payable for investments purchased	46	—	228	620	321
Total liabilities	3,537	1,212	4,461	2,179	5,830
Net assets applicable to contracts in accumulation period	3,711,659	1,222,763	4,377,719	2,211,040	5,735,741
Net assets applicable to contracts in payment period	—	—	—	—	4,216
Net assets applicable to seed money	3,922	1,517	168	90	1,796
Total net assets	$3,715,581	$1,224,280	$4,377,887	$2,211,130	$5,741,753
(1) Investment shares	68,377	83,171	161,725	111,448	152,787
(2) Investments, at cost	$2,274,728	$1,043,936	$3,162,025	$1,931,888	$4,710,955

December 31, 2021 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$5,880,176	$764,535	$784,795	$131,223	$4,146,180
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7,478	135	301	—	156
Receivable for share redemptions	5,014	658	613	118	5,466
Total assets	5,892,668	765,328	785,709	131,341	4,151,802

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,014	587	613	118	3,390
Contract terminations	—	71	—	—	2,076
Payable for investments purchased	7,478	135	301	—	156
Total liabilities	12,492	793	914	118	5,622
Net assets applicable to contracts in accumulation period	5,876,660	764,535	784,616	129,632	4,145,206
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	3,516	—	179	1,591	974
Total net assets	$5,880,176	$764,535	$784,795	$131,223	$4,146,180
(1) Investment shares	366,595	73,797	47,941	11,521	355,590
(2) Investments, at cost	$6,928,323	$679,237	$553,340	$113,970	$3,876,218

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	9

Statement of Assets and Liabilities

December 31, 2021 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$421,656	$6,676,140	$1,111,679	$376,996	$1,562,822
Dividends receivable	—	11,203	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	37	55	—	2,677
Receivable for share redemptions	358	5,783	973	290	1,408
Total assets	422,014	6,693,163	1,112,707	377,286	1,566,907

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	358	5,783	797	290	1,408
Contract terminations	—	—	176	—	—
Payable for investments purchased	—	11,240	55	—	2,677
Total liabilities	358	17,023	1,028	290	4,085
Net assets applicable to contracts in accumulation period	419,859	6,655,150	1,111,284	376,996	1,561,940
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,797	20,990	395	—	882
Total net assets	$421,656	$6,676,140	$1,111,679	$376,996	$1,562,822
(1) Investment shares	32,460	620,459	22,591	25,524	119,027
(2) Investments, at cost	$404,138	$6,879,230	$704,540	$259,851	$1,874,833

December 31, 2021 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$440,178	$1,006,789	$44,159,953	$47,714,860	$32,802,093
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	228	8,222	32,936	25
Receivable for share redemptions	334	1,874	37,687	37,768	29,631
Total assets	440,512	1,008,891	44,205,862	47,785,564	32,831,749

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	334	901	37,687	37,768	29,470
Contract terminations	—	973	—	—	161
Payable for investments purchased	—	228	8,222	32,936	25
Total liabilities	334	2,102	45,909	70,704	29,656
Net assets applicable to contracts in accumulation period	440,178	1,004,960	44,159,719	47,714,860	32,801,481
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	1,829	234	—	612
Total net assets	$440,178	$1,006,789	$44,159,953	$47,714,860	$32,802,093
(1) Investment shares	23,781	114,930	1,506,651	1,625,166	1,953,668
(2) Investments, at cost	$398,967	$1,019,610	$24,410,440	$20,916,745	$26,633,002

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$25,375,348	$10,877,077	$36,208,944	$43,039,063	$110,899,410
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	202	—	—	53	—
Receivable for share redemptions	21,514	9,156	30,409	39,244	98,559
Total assets	25,397,064	10,886,233	36,239,353	43,078,360	110,997,969

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	21,514	9,156	30,271	38,410	98,559
Contract terminations	—	—	138	834	—
Payable for investments purchased	202	—	—	53	—
Total liabilities	21,716	9,156	30,409	39,297	98,559
Net assets applicable to contracts in accumulation period	25,375,257	10,876,674	36,208,524	43,038,801	110,899,138
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	91	403	420	262	272
Total net assets	$25,375,348	$10,877,077	$36,208,944	$43,039,063	$110,899,410
(1) Investment shares	1,512,238	798,025	2,435,033	3,058,924	7,168,675
(2) Investments, at cost	$19,105,266	$8,630,225	$29,817,962	$36,637,942	$86,259,002

December 31, 2021 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$713,185,086	$1,089,494,647	$502,487,179	$432,673,372	$189,530,018
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	34,809	24,160	3,778	880	9,765
Receivable for share redemptions	605,387	964,100	439,826	349,220	163,040
Total assets	713,825,282	1,090,482,907	502,930,783	433,023,472	189,702,823

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	605,061	952,839	438,384	349,054	162,538
Contract terminations	326	11,261	1,442	166	502
Payable for investments purchased	34,809	24,160	3,778	880	9,765
Total liabilities	640,196	988,260	443,604	350,100	172,805
Net assets applicable to contracts in accumulation period	713,184,906	1,089,494,536	502,299,342	432,673,372	189,387,844
Net assets applicable to contracts in payment period	—	—	187,677	—	141,896
Net assets applicable to seed money	180	111	160	—	278
Total net assets	$713,185,086	$1,089,494,647	$502,487,179	$432,673,372	$189,530,018
(1) Investment shares	38,281,540	58,512,065	22,077,644	18,985,229	7,312,115
(2) Investments, at cost	$476,402,665	$715,843,798	$308,156,369	$213,141,774	$108,337,522

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	11

Statement of Assets and Liabilities

December 31, 2021 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$125,937,810	$90,527,071	$78,613,670	$1,685,775	$3,393,353
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7,424	1,125	—	—	182
Receivable for share redemptions	101,316	78,938	67,514	2,544	3,201
Total assets	126,046,550	90,607,134	78,681,184	1,688,319	3,396,736

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	101,316	78,938	65,113	1,351	2,560
Contract terminations	—	—	2,401	1,193	641
Payable for investments purchased	7,424	1,125	—	—	182
Total liabilities	108,740	80,063	67,514	2,544	3,383
Net assets applicable to contracts in accumulation period	125,937,755	90,419,396	78,613,643	1,685,689	3,393,302
Net assets applicable to contracts in payment period	—	107,181	—	—	—
Net assets applicable to seed money	55	494	27	86	51
Total net assets	$125,937,810	$90,527,071	$78,613,670	$1,685,775	$3,393,353
(1) Investment shares	4,851,225	4,637,657	4,019,104	47,327	91,762
(2) Investments, at cost	$57,322,800	$63,343,334	$46,775,892	$508,741	$1,495,558

December 31, 2021 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$30,735,465	$268,290,783	$150,642,654	$8,546,627	$12,517,077
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	100	52	16,436	128	3,799
Receivable for share redemptions	27,561	229,025	131,772	8,913	9,350
Total assets	30,763,126	268,519,860	150,790,862	8,555,668	12,530,226

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	27,561	227,109	131,772	6,466	9,350
Contract terminations	—	1,916	—	2,447	—
Payable for investments purchased	100	52	16,436	128	3,799
Total liabilities	27,661	229,077	148,208	9,041	13,149
Net assets applicable to contracts in accumulation period	30,735,136	268,290,458	150,642,344	8,534,522	12,481,418
Net assets applicable to contracts in payment period	—	—	—	12,105	35,659
Net assets applicable to seed money	329	325	310	—	—
Total net assets	$30,735,465	$268,290,783	$150,642,654	$8,546,627	$12,517,077
(1) Investment shares	2,143,338	15,652,905	9,570,690	262,006	486,289
(2) Investments, at cost	$25,867,016	$204,920,051	$118,749,778	$7,031,025	$12,309,623

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2021 (continued)	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$829,632
Dividends receivable	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	52
Receivable for share redemptions	754
Total assets	830,438

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	754
Contract terminations	—
Payable for investments purchased	52
Total liabilities	806
Net assets applicable to contracts in accumulation period	828,500
Net assets applicable to contracts in payment period	—
Net assets applicable to seed money	1,132
Total net assets	$829,632
(1) Investment shares	111,510
(2) Investments, at cost	$846,680

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	13

Statement of Operations

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Investment income
Dividend income	$13,066	$—	$32,315	$75,488	$14,576
Variable account expenses	10,767	5,876	44,421	39,259	21,035
Investment income (loss) — net	2,299	(5,876)	(12,106)	36,229	(6,459)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	277,017	134,495	688,508	642,032	261,222
Cost of investments sold	240,308	74,905	527,593	616,036	187,699
Net realized gain (loss) on sales of investments	36,709	59,590	160,915	25,996	73,523
Distributions from capital gains	—	78,448	—	—	228,206
Net change in unrealized appreciation or depreciation of investments	35,649	(7,290)	1,031,166	364,457	54,000
Net gain (loss) on investments	72,358	130,748	1,192,081	390,453	355,729
Net increase (decrease) in net assets resulting from operations	$74,657	$124,872	$1,179,975	$426,682	$349,270

Year ended December 31, 2021 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II
Investment income
Dividend income	$13,323	$—	$35,063	$485	$21,418
Variable account expenses	11,295	63,673	18,322	2,567	20,811
Investment income (loss) — net	2,028	(63,673)	16,741	(2,082)	607

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	306,339	1,054,815	430,661	33,544	538,779
Cost of investments sold	433,259	706,277	426,910	20,161	385,281
Net realized gain (loss) on sales of investments	(126,920)	348,538	3,751	13,383	153,498
Distributions from capital gains	—	709,494	—	8,584	—
Net change in unrealized appreciation or depreciation of investments	203,221	(581,051)	485,988	3,794	281,873
Net gain (loss) on investments	76,301	476,981	489,739	25,761	435,371
Net increase (decrease) in net assets resulting from operations	$78,329	$413,308	$506,480	$23,679	$435,978

Year ended December 31, 2021 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$—	$11,944	$53,196	$8,762	$—
Variable account expenses	33,019	5,799	60,846	6,266	534,645
Investment income (loss) — net	(33,019)	6,145	(7,650)	2,496	(534,645)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	689,564	111,921	443,985	271,509	4,999,344
Cost of investments sold	428,405	65,936	410,317	199,737	3,214,476
Net realized gain (loss) on sales of investments	261,159	45,985	33,668	71,772	1,784,868
Distributions from capital gains	234,614	—	1,101,181	22,613	—
Net change in unrealized appreciation or depreciation of investments	240,903	91,038	(872,977)	1,053	4,845,957
Net gain (loss) on investments	736,676	137,023	261,872	95,438	6,630,825
Net increase (decrease) in net assets resulting from operations	$703,657	$143,168	$254,222	$97,934	$6,096,180

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$55,505
Variable account expenses	6,810	55,972	223,090	215,979	14,677
Investment income (loss) — net	(6,810)	(55,972)	(223,090)	(215,979)	40,828

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	83,525	613,368	2,540,631	2,537,620	162,183
Cost of investments sold	84,409	361,053	863,617	1,065,034	163,881
Net realized gain (loss) on sales of investments	(884)	252,315	1,677,014	1,472,586	(1,698)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	171,897	822,167	4,051,724	3,596,758	(88,376)
Net gain (loss) on investments	171,013	1,074,482	5,728,738	5,069,344	(90,074)
Net increase (decrease) in net assets resulting from operations	$164,203	$1,018,510	$5,505,648	$4,853,365	$(49,246)

Year ended December 31, 2021 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3
Investment income
Dividend income	$81,224	$144,845	$820	$335,394	$524,490
Variable account expenses	81,331	34,208	79,324	66,618	54,638
Investment income (loss) — net	(107)	110,637	(78,504)	268,776	469,852

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,387,997	768,572	3,832,668	891,473	764,289
Cost of investments sold	999,414	890,770	3,832,649	872,400	833,612
Net realized gain (loss) on sales of investments	388,583	(122,198)	19	19,073	(69,323)
Distributions from capital gains	298,069	—	816	—	—
Net change in unrealized appreciation or depreciation of investments	(1,320,882)	19,421	(18)	(36,226)	(198,560)
Net gain (loss) on investments	(634,230)	(102,777)	817	(17,153)	(267,883)
Net increase (decrease) in net assets resulting from operations	$(634,337)	$7,860	$(77,687)	$251,623	$201,969

Year ended December 31, 2021 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2
Investment income
Dividend income	$515,716	$—	$—	$54,713	$24,573
Variable account expenses	156,141	43,330	632,652	38,701	13,426
Investment income (loss) — net	359,575	(43,330)	(632,652)	16,012	11,147

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,465,440	864,575	11,532,876	1,150,408	240,389
Cost of investments sold	2,366,684	262,173	6,902,872	1,132,320	232,969
Net realized gain (loss) on sales of investments	98,756	602,402	4,630,004	18,088	7,420
Distributions from capital gains	1,158,811	—	—	—	64,831
Net change in unrealized appreciation or depreciation of investments	(1,823,743)	647,077	10,937,756	(105,214)	(148,944)
Net gain (loss) on investments	(566,176)	1,249,479	15,567,760	(87,126)	(76,693)
Net increase (decrease) in net assets resulting from operations	$(206,601)	$1,206,149	$14,935,108	$(71,114)	$(65,546)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	15

Statement of Operations

Year ended December 31, 2021 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$45,012	$—	$—	$—
Variable account expenses	52,702	40,956	8,454	18,806	13,416
Investment income (loss) — net	(52,702)	4,056	(8,454)	(18,806)	(13,416)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	476,731	530,494	248,939	324,691	210,391
Cost of investments sold	150,658	435,220	148,924	136,515	93,689
Net realized gain (loss) on sales of investments	326,073	95,274	100,015	188,176	116,702
Distributions from capital gains	—	77,998	—	—	—
Net change in unrealized appreciation or depreciation of investments	376,772	144,154	96,395	371,175	276,262
Net gain (loss) on investments	702,845	317,426	196,410	559,351	392,964
Net increase (decrease) in net assets resulting from operations	$650,143	$321,482	$187,956	$540,545	$379,548

Year ended December 31, 2021 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1
Investment income
Dividend income	$67,367	$31,364	$44,721	$28,003	$—
Variable account expenses	31,275	5,777	46,568	37,474	65,013
Investment income (loss) — net	36,092	25,587	(1,847)	(9,471)	(65,013)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	699,295	111,074	5,202,235	821,760	1,106,032
Cost of investments sold	684,515	156,385	5,260,964	924,529	447,342
Net realized gain (loss) on sales of investments	14,780	(45,311)	(58,729)	(102,769)	658,690
Distributions from capital gains	55,521	—	60,450	83,793	—
Net change in unrealized appreciation or depreciation of investments	(172,828)	169,706	(106,161)	171,229	549,954
Net gain (loss) on investments	(102,527)	124,395	(104,440)	152,253	1,208,644
Net increase (decrease) in net assets resulting from operations	$(66,435)	$149,982	$(106,287)	$142,782	$1,143,631

Year ended December 31, 2021 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$11,481	$15,139	$117,366	$10,834
Variable account expenses	11,279	7,867	9,804	38,271	407,354
Investment income (loss) — net	(11,279)	3,614	5,335	79,095	(396,520)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	217,009	113,766	104,580	648,961	5,681,818
Cost of investments sold	127,819	99,445	94,598	658,479	3,809,586
Net realized gain (loss) on sales of investments	89,190	14,321	9,982	(9,518)	1,872,232
Distributions from capital gains	—	74,474	—	—	5,246,285
Net change in unrealized appreciation or depreciation of investments	219,950	(24,073)	73,769	37,437	2,629,882
Net gain (loss) on investments	309,140	64,722	83,751	27,919	9,748,399
Net increase (decrease) in net assets resulting from operations	$297,861	$68,336	$89,086	$107,014	$9,351,879

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$28,454	$10,769	$1,119	$213,365	$24,831
Variable account expenses	10,572	18,492	2,143	87,134	24,245
Investment income (loss) — net	17,882	(7,723)	(1,024)	126,231	586

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	150,725	169,437	16,386	2,284,421	606,603
Cost of investments sold	97,070	112,736	11,116	2,214,957	617,700
Net realized gain (loss) on sales of investments	53,655	56,701	5,270	69,464	(11,097)
Distributions from capital gains	55,387	335,430	18,814	137,670	63,886
Net change in unrealized appreciation or depreciation of investments	139,276	68,185	19,562	(143,107)	581,674
Net gain (loss) on investments	248,318	460,316	43,646	64,027	634,463
Net increase (decrease) in net assets resulting from operations	$266,200	$452,593	$42,622	$190,258	$635,049

Year ended December 31, 2021 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$183,119	$87,585	$33,455	$8,757	$2,300
Variable account expenses	43,364	86,118	63,233	5,890	4,473
Investment income (loss) — net	139,755	1,467	(29,778)	2,867	(2,173)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	406,131	1,934,107	1,340,921	77,892	6,479
Cost of investments sold	386,566	1,788,674	1,054,407	72,682	4,935
Net realized gain (loss) on sales of investments	19,565	145,433	286,514	5,210	1,544
Distributions from capital gains	—	231,917	984,543	—	108,489
Net change in unrealized appreciation or depreciation of investments	394,694	1,458,743	631,072	11,583	(15,757)
Net gain (loss) on investments	414,259	1,836,093	1,902,129	16,793	94,276
Net increase (decrease) in net assets resulting from operations	$554,014	$1,837,560	$1,872,351	$19,660	$92,103

Year ended December 31, 2021 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$36,302	$—	$39,850	$77,020	$—
Variable account expenses	42,313	4,004	14,615	44,356	7,811
Investment income (loss) — net	(6,011)	(4,004)	25,235	32,664	(7,811)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	897,387	9,489	103,978	1,035,625	82,938
Cost of investments sold	606,668	5,428	102,196	807,050	55,476
Net realized gain (loss) on sales of investments	290,719	4,061	1,782	228,575	27,462
Distributions from capital gains	1,046,320	54,364	42,875	—	103,197
Net change in unrealized appreciation or depreciation of investments	(166,515)	(7,804)	32,618	1,088,792	36,919
Net gain (loss) on investments	1,170,524	50,621	77,275	1,317,367	167,578
Net increase (decrease) in net assets resulting from operations	$1,164,513	$46,617	$102,510	$1,350,031	$159,767

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	17

Statement of Operations

Year ended December 31, 2021 (continued)	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II
Investment income
Dividend income	$—	$379,190	$45	$29,969	$10,617
Variable account expenses	96,204	83,971	14,848	25,866	60,008
Investment income (loss) — net	(96,204)	295,219	(14,803)	4,103	(49,391)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,283,034	1,390,149	362,144	338,040	682,340
Cost of investments sold	905,696	1,500,113	283,067	256,074	492,942
Net realized gain (loss) on sales of investments	377,338	(109,964)	79,077	81,966	189,398
Distributions from capital gains	497,765	—	171,594	193,076	371,235
Net change in unrealized appreciation or depreciation of investments	441,040	(605,461)	(71,416)	(148,024)	554,537
Net gain (loss) on investments	1,316,143	(715,425)	179,255	127,018	1,115,170
Net increase (decrease) in net assets resulting from operations	$1,219,939	$(420,206)	$164,452	$131,121	$1,065,779

Year ended December 31, 2021 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Investment income
Dividend income	$85,040	$2,596	$27,436	$1,841	$11,241
Variable account expenses	147,516	9,047	16,926	12,786	9,252
Investment income (loss) — net	(62,476)	(6,451)	10,510	(10,945)	1,989

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	937,808	152,802	159,665	120,650	140,195
Cost of investments sold	784,633	87,605	156,557	63,865	122,025
Net realized gain (loss) on sales of investments	153,175	65,197	3,108	56,785	18,170
Distributions from capital gains	89,208	97,917	38,944	211,101	—
Net change in unrealized appreciation or depreciation of investments	1,596,726	(3,037)	(83,282)	(13,158)	109,308
Net gain (loss) on investments	1,839,109	160,077	(41,230)	254,728	127,478
Net increase (decrease) in net assets resulting from operations	$1,776,633	$153,626	$(30,720)	$243,783	$129,467

Year ended December 31, 2021 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$594	$32,379	$1,345	$—	$81,887
Variable account expenses	35,741	13,272	38,101	20,213	52,306
Investment income (loss) — net	(35,147)	19,107	(36,756)	(20,213)	29,581

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	588,035	24,134	660,799	406,955	1,565,425
Cost of investments sold	370,211	21,448	475,685	291,261	1,336,207
Net realized gain (loss) on sales of investments	217,824	2,686	185,114	115,694	229,218
Distributions from capital gains	189,409	—	555,949	438,207	184,570
Net change in unrealized appreciation or depreciation of investments	248,808	93,489	220,263	(493,668)	190,635
Net gain (loss) on investments	656,041	96,175	961,326	60,233	604,423
Net increase (decrease) in net assets resulting from operations	$620,894	$115,282	$924,570	$40,020	$634,004

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$—	$18,600	$2,501	$375	$435,502
Variable account expenses	64,178	7,091	7,187	1,351	39,060
Investment income (loss) — net	(64,178)	11,509	(4,686)	(976)	396,442

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,870,098	227,821	103,454	20,810	508,385
Cost of investments sold	1,694,525	218,314	74,405	18,945	468,593
Net realized gain (loss) on sales of investments	175,573	9,507	29,049	1,865	39,792
Distributions from capital gains	2,720,086	—	11,432	7,753	—
Net change in unrealized appreciation or depreciation of investments	(3,678,807)	140,622	55,129	10,968	115,365
Net gain (loss) on investments	(783,148)	150,129	95,610	20,586	155,157
Net increase (decrease) in net assets resulting from operations	$(847,326)	$161,638	$90,924	$19,610	$551,599

Year ended December 31, 2021 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Investment income
Dividend income	$8,462	$105,170	$1,576	$—	$—
Variable account expenses	3,842	64,716	9,518	3,260	16,535
Investment income (loss) — net	4,620	40,454	(7,942)	(3,260)	(16,535)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,145	520,416	265,563	36,302	250,418
Cost of investments sold	8,758	523,209	174,103	25,405	301,323
Net realized gain (loss) on sales of investments	387	(2,793)	91,460	10,897	(50,905)
Distributions from capital gains	38,408	259,985	105,043	16,649	—
Net change in unrealized appreciation or depreciation of investments	(4,728)	(437,244)	36,057	63,565	(30,255)
Net gain (loss) on investments	34,067	(180,052)	232,560	91,111	(81,160)
Net increase (decrease) in net assets resulting from operations	$38,687	$(139,598)	$224,618	$87,851	$(97,695)

Year ended December 31, 2021 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Investment income
Dividend income	$3,221	$126,540	$—	$—	$—
Variable account expenses	4,137	10,798	433,606	435,089	363,159
Investment income (loss) — net	(916)	115,742	(433,606)	(435,089)	(363,159)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	65,443	287,421	7,887,835	4,426,011	9,415,946
Cost of investments sold	60,227	256,748	4,298,726	2,056,182	7,534,522
Net realized gain (loss) on sales of investments	5,216	30,673	3,589,109	2,369,829	1,881,424
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,599	(332,832)	2,668,089	4,372,146	(920,076)
Net gain (loss) on investments	85,815	(302,159)	6,257,198	6,741,975	961,348
Net increase (decrease) in net assets resulting from operations	$84,899	$(186,417)	$5,823,592	$6,306,886	$598,189

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	19

Statement of Operations

Year ended December 31, 2021 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	269,521	103,908	297,118	484,820	1,164,023
Investment income (loss) — net	(269,521)	(103,908)	(297,118)	(484,820)	(1,164,023)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,677,332	789,862	1,604,820	18,674,085	15,448,388
Cost of investments sold	5,721,874	651,593	1,364,540	16,152,336	12,159,236
Net realized gain (loss) on sales of investments	1,955,458	138,269	240,280	2,521,749	3,289,152
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,219,673)	910,704	3,363,584	(1,362,108)	2,741,408
Net gain (loss) on investments	735,785	1,048,973	3,603,864	1,159,641	6,030,560
Net increase (decrease) in net assets resulting from operations	$466,264	$945,065	$3,306,746	$674,821	$4,866,537

Year ended December 31, 2021 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	6,935,015	11,098,138	5,100,607	4,235,022	1,912,678
Investment income (loss) — net	(6,935,015)	(11,098,138)	(5,100,607)	(4,235,022)	(1,912,678)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	56,115,871	87,419,152	58,011,445	68,468,681	39,295,108
Cost of investments sold	37,858,006	58,307,995	35,642,692	34,679,123	21,865,001
Net realized gain (loss) on sales of investments	18,257,865	29,111,157	22,368,753	33,789,558	17,430,107
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	58,993,517	60,486,260	20,334,966	5,226,338	4,722,567
Net gain (loss) on investments	77,251,382	89,597,417	42,703,719	39,015,896	22,152,674
Net increase (decrease) in net assets resulting from operations	$70,316,367	$78,499,279	$37,603,112	$34,780,874	$20,239,996

Year ended December 31, 2021 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	1,226,904	963,722	803,015	15,421	31,274
Investment income (loss) — net	(1,226,904)	(963,722)	(803,015)	(15,421)	(31,274)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	24,438,812	15,643,823	13,360,550	344,701	960,147
Cost of investments sold	11,422,766	11,076,210	8,061,017	117,818	443,094
Net realized gain (loss) on sales of investments	13,016,046	4,567,613	5,299,533	226,883	517,053
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,228,731	734,406	(626,125)	194,707	258,170
Net gain (loss) on investments	15,244,777	5,302,019	4,673,408	421,590	775,223
Net increase (decrease) in net assets resulting from operations	$14,017,873	$4,338,297	$3,870,393	$406,169	$743,949

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2021 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$46,500	$97,057
Variable account expenses	324,840	2,427,011	1,442,732	74,757	116,356
Investment income (loss) — net	(324,840)	(2,427,011)	(1,442,732)	(28,257)	(19,299)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,827,679	17,272,066	16,818,856	1,287,863	2,180,941
Cost of investments sold	8,704,625	13,764,519	13,926,029	1,131,855	2,096,779
Net realized gain (loss) on sales of investments	1,123,054	3,507,547	2,892,827	156,008	84,162
Distributions from capital gains	—	—	—	128,151	432,037
Net change in unrealized appreciation or depreciation of investments	939,327	31,136,329	12,263,708	1,122,372	567,744
Net gain (loss) on investments	2,062,381	34,643,876	15,156,535	1,406,531	1,083,943
Net increase (decrease) in net assets resulting from operations	$1,737,541	$32,216,865	$13,713,803	$1,378,274	$1,064,644

Year ended December 31, 2021 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$34,179
Variable account expenses					8,650
Investment income (loss) — net					25,529

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					73,982
Cost of investments sold					72,863
Net realized gain (loss) on sales of investments					1,119
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(27,800)
Net gain (loss) on investments					(26,681)
Net increase (decrease) in net assets resulting from operations					$(1,152)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	21

Statement of Changes in Net Assets

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$2,299	$(5,876)	$(12,106)	$36,229	$(6,459)
Net realized gain (loss) on sales of investments	36,709	59,590	160,915	25,996	73,523
Distributions from capital gains	—	78,448	—	—	228,206
Net change in unrealized appreciation or depreciation of investments	35,649	(7,290)	1,031,166	364,457	54,000
Net increase (decrease) in net assets resulting from operations	74,657	124,872	1,179,975	426,682	349,270

Contract transactions
Contract purchase payments	116,599	4,226	30,345	72,842	34,844
Net transfers(1)	(1,037)	22,222	6,509	17,320	(3,127)
Transfers for policy loans	—	—	1,987	9,294	12,273
Adjustments to net assets allocated to contracts in payment period	—	—	—	(975)	—
Contract charges	(292)	(732)	(2,538)	(6,031)	(1,587)
Contract terminations:
Surrender benefits	(263,151)	(107,860)	(439,665)	(427,366)	(147,070)
Death benefits	—	(2,486)	(113,402)	(49,505)	(63,467)
Increase (decrease) from contract transactions	(147,881)	(84,630)	(516,764)	(384,421)	(168,134)
Net assets at beginning of year	939,377	640,651	4,593,080	4,384,450	2,407,352
Net assets at end of year	$866,153	$680,893	$5,256,291	$4,426,711	$2,588,488

Accumulation unit activity
Units outstanding at beginning of year	701,794	211,542	1,648,132	2,729,445	740,635
Units purchased	86,010	11,395	25,327	129,533	21,570
Units redeemed	(188,212)	(36,869)	(185,157)	(281,614)	(69,862)
Units outstanding at end of year	599,592	186,068	1,488,302	2,577,364	692,343

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$2,028	$(63,673)	$16,741	$(2,082)	$607
Net realized gain (loss) on sales of investments	(126,920)	348,538	3,751	13,383	153,498
Distributions from capital gains	—	709,494	—	8,584	—
Net change in unrealized appreciation or depreciation of investments	203,221	(581,051)	485,988	3,794	281,873
Net increase (decrease) in net assets resulting from operations	78,329	413,308	506,480	23,679	435,978

Contract transactions
Contract purchase payments	7,508	531,623	290,362	22	37,097
Net transfers(1)	(40,105)	204,526	(81,168)	1,147	(187,551)
Transfers for policy loans	—	(2,731)	236	380	203
Adjustments to net assets allocated to contracts in payment period	(1,219)	—	—	—	—
Contract charges	(2,289)	(2,344)	(452)	(55)	(975)
Contract terminations:
Surrender benefits	(203,559)	(508,830)	(200,038)	(30,948)	(269,303)
Death benefits	(15,713)	(135,069)	(6,741)	—	(11,759)
Increase (decrease) from contract transactions	(255,377)	87,175	2,199	(29,454)	(432,288)
Net assets at beginning of year	1,319,448	5,980,830	1,277,015	294,732	2,141,488
Net assets at end of year	$1,142,400	$6,481,313	$1,785,694	$288,957	$2,145,178

Accumulation unit activity
Units outstanding at beginning of year	825,927	1,085,018	1,815,791	155,347	751,572
Units purchased	4,471	127,884	394,712	823	15,014
Units redeemed	(154,801)	(116,502)	(345,381)	(14,773)	(141,386)
Units outstanding at end of year	675,597	1,096,400	1,865,122	141,397	625,200

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	23

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$(33,019)	$6,145	$(7,650)	$2,496	$(534,645)
Net realized gain (loss) on sales of investments	261,159	45,985	33,668	71,772	1,784,868
Distributions from capital gains	234,614	—	1,101,181	22,613	—
Net change in unrealized appreciation or depreciation of investments	240,903	91,038	(872,977)	1,053	4,845,957
Net increase (decrease) in net assets resulting from operations	703,657	143,168	254,222	97,934	6,096,180

Contract transactions
Contract purchase payments	8,482	1,076	1,555,236	3,858	2,310,184
Net transfers(1)	437,775	4,924	1,222,767	(7,287)	4,319,085
Transfers for policy loans	236	—	(242)	953	2,695
Adjustments to net assets allocated to contracts in payment period	—	—	119,615	—	(24,291)
Contract charges	(3,013)	(277)	(1,147)	(528)	(13,331)
Contract terminations:
Surrender benefits	(512,622)	(105,941)	(184,670)	(212,988)	(4,059,832)
Death benefits	(7,378)	—	(20,601)	(44,739)	(407,391)
Increase (decrease) from contract transactions	(76,520)	(100,218)	2,690,958	(260,731)	2,127,119
Net assets at beginning of year	3,151,845	625,585	3,710,984	752,672	43,556,947
Net assets at end of year	$3,778,982	$668,535	$6,656,164	$589,875	$51,780,246

Accumulation unit activity
Units outstanding at beginning of year	612,944	151,337	2,193,358	318,110	15,996,004
Units purchased	80,766	1,260	1,603,734	1,918	2,385,534
Units redeemed	(91,138)	(21,818)	(128,076)	(102,352)	(1,585,528)
Units outstanding at end of year	602,572	130,779	3,669,016	217,676	16,796,010

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$(6,810)	$(55,972)	$(223,090)	$(215,979)	$40,828
Net realized gain (loss) on sales of investments	(884)	252,315	1,677,014	1,472,586	(1,698)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	171,897	822,167	4,051,724	3,596,758	(88,376)
Net increase (decrease) in net assets resulting from operations	164,203	1,018,510	5,505,648	4,853,365	(49,246)

Contract transactions
Contract purchase payments	50,681	371,767	116,227	203,993	171,524
Net transfers(1)	83,622	311,792	(301,831)	(399,114)	38,431
Transfers for policy loans	138	(1,244)	17,101	15,086	—
Adjustments to net assets allocated to contracts in payment period	—	—	(23,074)	(17,902)	—
Contract charges	(49)	(510)	(16,960)	(14,021)	(205)
Contract terminations:
Surrender benefits	(23,678)	(297,531)	(1,746,313)	(1,470,132)	(38,702)
Death benefits	—	(25,586)	(184,784)	(259,195)	(10,079)
Increase (decrease) from contract transactions	110,714	358,688	(2,139,634)	(1,941,285)	160,969
Net assets at beginning of year	478,838	4,179,723	18,579,878	20,364,758	1,366,252
Net assets at end of year	$753,755	$5,556,921	$21,945,892	$23,276,838	$1,477,975

Accumulation unit activity
Units outstanding at beginning of year	891,636	1,655,931	5,964,618	6,509,050	1,171,398
Units purchased	263,206	293,742	54,645	61,938	208,191
Units redeemed	(81,613)	(153,664)	(673,868)	(603,263)	(66,543)
Units outstanding at end of year	1,073,229	1,796,009	5,345,395	5,967,725	1,313,046

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	25

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$(107)	$110,637	$(78,504)	$268,776	$469,852
Net realized gain (loss) on sales of investments	388,583	(122,198)	19	19,073	(69,323)
Distributions from capital gains	298,069	—	816	—	—
Net change in unrealized appreciation or depreciation of investments	(1,320,882)	19,421	(18)	(36,226)	(198,560)
Net increase (decrease) in net assets resulting from operations	(634,337)	7,860	(77,687)	251,623	201,969

Contract transactions
Contract purchase payments	73,961	21,250	138,207	38,086	39,668
Net transfers(1)	345,385	148,980	(1,415,834)	31,958	144,009
Transfers for policy loans	6,403	3,289	11,099	3,675	2,909
Adjustments to net assets allocated to contracts in payment period	(2,850)	(79)	(782)	(4,179)	(1,801)
Contract charges	(8,136)	(7,166)	(7,335)	(3,180)	(9,763)
Contract terminations:
Surrender benefits	(908,022)	(464,070)	(1,287,301)	(463,249)	(514,476)
Death benefits	(108,151)	(126,874)	(369,253)	(107,892)	(84,348)
Increase (decrease) from contract transactions	(601,410)	(424,670)	(2,931,199)	(504,781)	(423,802)
Net assets at beginning of year	8,365,799	3,751,820	10,004,187	6,750,512	5,912,112
Net assets at end of year	$7,130,052	$3,335,010	$6,995,301	$6,497,354	$5,690,279

Accumulation unit activity
Units outstanding at beginning of year	2,264,940	2,296,360	9,565,581	2,231,438	2,515,419
Units purchased	163,627	143,050	197,786	76,691	91,154
Units redeemed	(290,752)	(396,937)	(3,073,046)	(237,447)	(265,134)
Units outstanding at end of year	2,137,815	2,042,473	6,690,321	2,070,682	2,341,439

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2
Operations
Investment income (loss) — net	$359,575	$(43,330)	$(632,652)	$16,012	$11,147
Net realized gain (loss) on sales of investments	98,756	602,402	4,630,004	18,088	7,420
Distributions from capital gains	1,158,811	—	—	—	64,831
Net change in unrealized appreciation or depreciation of investments	(1,823,743)	647,077	10,937,756	(105,214)	(148,944)
Net increase (decrease) in net assets resulting from operations	(206,601)	1,206,149	14,935,108	(71,114)	(65,546)

Contract transactions
Contract purchase payments	109,177	25,279	4,344,539	546,462	43,809
Net transfers(1)	296,168	(69,581)	(800,675)	348,031	(155,157)
Transfers for policy loans	10,993	—	(124,433)	(8,574)	636
Adjustments to net assets allocated to contracts in payment period	(9,640)	—	—	—	—
Contract charges	(24,076)	(4,703)	(19,516)	(1,556)	(496)
Contract terminations:
Surrender benefits	(1,475,965)	(599,059)	(8,439,865)	(378,788)	(14,402)
Death benefits	(372,626)	(104,962)	(382,192)	(163,717)	(7,369)
Increase (decrease) from contract transactions	(1,465,969)	(753,026)	(5,422,142)	341,858	(132,979)
Net assets at beginning of year	17,000,631	4,786,731	57,309,529	3,536,953	1,495,930
Net assets at end of year	$15,328,061	$5,239,854	$66,822,495	$3,807,697	$1,297,405

Accumulation unit activity
Units outstanding at beginning of year	8,247,852	2,057,127	18,223,436	3,032,744	1,060,303
Units purchased	231,662	15,045	1,352,170	1,019,896	40,351
Units redeemed	(942,595)	(297,105)	(2,856,428)	(734,691)	(137,887)
Units outstanding at end of year	7,536,919	1,775,067	16,719,178	3,317,949	962,767

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	27

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(52,702)	$4,056	$(8,454)	$(18,806)	$(13,416)
Net realized gain (loss) on sales of investments	326,073	95,274	100,015	188,176	116,702
Distributions from capital gains	—	77,998	—	—	—
Net change in unrealized appreciation or depreciation of investments	376,772	144,154	96,395	371,175	276,262
Net increase (decrease) in net assets resulting from operations	650,143	321,482	187,956	540,545	379,548

Contract transactions
Contract purchase payments	63,685	38,235	14,958	16,677	14,849
Net transfers(1)	(24,111)	(31,065)	114,124	(70,936)	20,036
Transfers for policy loans	3,105	4,764	109	1,833	776
Adjustments to net assets allocated to contracts in payment period	(2,608)	(4,186)	—	—	(400)
Contract charges	(1,348)	(1,744)	(619)	(1,432)	(854)
Contract terminations:
Surrender benefits	(264,896)	(314,856)	(133,553)	(156,671)	(116,824)
Death benefits	(27,687)	(33,123)	—	(22,372)	(15,229)
Increase (decrease) from contract transactions	(253,860)	(341,975)	(4,981)	(232,901)	(97,646)
Net assets at beginning of year	4,394,436	3,705,501	770,104	1,851,047	1,304,107
Net assets at end of year	$4,790,719	$3,685,008	$953,079	$2,158,691	$1,586,009

Accumulation unit activity
Units outstanding at beginning of year	1,254,067	2,054,014	272,688	635,304	413,266
Units purchased	26,552	51,697	48,595	8,366	24,451
Units redeemed	(98,992)	(234,014)	(50,044)	(75,330)	(44,179)
Units outstanding at end of year	1,181,627	1,871,697	271,239	568,340	393,538

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1
Operations
Investment income (loss) — net	$36,092	$25,587	$(1,847)	$(9,471)	$(65,013)
Net realized gain (loss) on sales of investments	14,780	(45,311)	(58,729)	(102,769)	658,690
Distributions from capital gains	55,521	—	60,450	83,793	—
Net change in unrealized appreciation or depreciation of investments	(172,828)	169,706	(106,161)	171,229	549,954
Net increase (decrease) in net assets resulting from operations	(66,435)	149,982	(106,287)	142,782	1,143,631

Contract transactions
Contract purchase payments	40,133	14,336	608,048	10,926	40,390
Net transfers(1)	157,554	19,758	(4,622,374)	304,490	(171,893)
Transfers for policy loans	(6,682)	228	2,658	(164)	(7,411)
Adjustments to net assets allocated to contracts in payment period	(2,480)	—	—	—	—
Contract charges	(2,356)	(462)	(1,416)	(12,725)	(6,913)
Contract terminations:
Surrender benefits	(294,943)	(53,165)	(202,580)	(582,027)	(655,756)
Death benefits	(33,161)	(5,561)	(78,817)	(76,279)	(48,043)
Increase (decrease) from contract transactions	(141,935)	(24,866)	(4,294,481)	(355,779)	(849,626)
Net assets at beginning of year	3,510,464	553,992	6,853,806	4,160,402	6,691,268
Net assets at end of year	$3,302,094	$679,108	$2,453,038	$3,947,405	$6,985,273

Accumulation unit activity
Units outstanding at beginning of year	2,429,002	1,174,179	6,745,769	2,490,602	2,908,560
Units purchased	272,899	106,718	645,897	193,913	20,178
Units redeemed	(366,891)	(147,062)	(4,946,195)	(398,611)	(343,439)
Units outstanding at end of year	2,335,010	1,133,835	2,445,471	2,285,904	2,585,299

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	29

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(11,279)	$3,614	$5,335	$79,095	$(396,520)
Net realized gain (loss) on sales of investments	89,190	14,321	9,982	(9,518)	1,872,232
Distributions from capital gains	—	74,474	—	—	5,246,285
Net change in unrealized appreciation or depreciation of investments	219,950	(24,073)	73,769	37,437	2,629,882
Net increase (decrease) in net assets resulting from operations	297,861	68,336	89,086	107,014	9,351,879

Contract transactions
Contract purchase payments	12,590	33,738	175,017	25,388	5,180,225
Net transfers(1)	188,189	(3,184)	(17,910)	90,950	443,667
Transfers for policy loans	(1,709)	—	—	446	(9,457)
Adjustments to net assets allocated to contracts in payment period	(1,534)	—	—	(530)	(7,636)
Contract charges	(932)	(246)	(107)	(4,656)	(15,237)
Contract terminations:
Surrender benefits	(145,445)	(93,888)	(30,598)	(473,999)	(3,731,034)
Death benefits	—	—	—	(77,749)	(776,077)
Increase (decrease) from contract transactions	51,159	(63,580)	126,402	(440,150)	1,084,451
Net assets at beginning of year	940,452	723,979	711,121	4,160,485	35,393,542
Net assets at end of year	$1,289,472	$728,735	$926,609	$3,827,349	$45,829,872

Accumulation unit activity
Units outstanding at beginning of year	283,547	492,890	651,140	2,828,511	10,295,641
Units purchased	56,260	23,477	176,357	112,159	1,563,688
Units redeemed	(40,871)	(62,038)	(63,262)	(401,737)	(1,268,817)
Units outstanding at end of year	298,936	454,329	764,235	2,538,933	10,590,512

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$17,882	$(7,723)	$(1,024)	$126,231	$586
Net realized gain (loss) on sales of investments	53,655	56,701	5,270	69,464	(11,097)
Distributions from capital gains	55,387	335,430	18,814	137,670	63,886
Net change in unrealized appreciation or depreciation of investments	139,276	68,185	19,562	(143,107)	581,674
Net increase (decrease) in net assets resulting from operations	266,200	452,593	42,622	190,258	635,049

Contract transactions
Contract purchase payments	2,771	6,812	2,230	1,567,069	39,477
Net transfers(1)	—	(2,959)	984	251,381	(101,717)
Transfers for policy loans	979	—	—	(5,431)	438
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(960)
Contract charges	(279)	(516)	(46)	(2,053)	(2,190)
Contract terminations:
Surrender benefits	(120,444)	(150,174)	(10,892)	(1,141,109)	(394,141)
Death benefits	(15,810)	—	(3,498)	(76,721)	(33,325)
Increase (decrease) from contract transactions	(132,783)	(146,837)	(11,222)	593,136	(492,418)
Net assets at beginning of year	1,117,751	1,904,173	233,097	8,189,305	2,684,757
Net assets at end of year	$1,251,168	$2,209,929	$264,497	$8,972,699	$2,827,388

Accumulation unit activity
Units outstanding at beginning of year	408,619	367,382	117,234	6,614,339	1,214,074
Units purchased	1,167	1,116	1,464	1,537,928	16,630
Units redeemed	(43,296)	(25,544)	(6,447)	(1,081,547)	(223,345)
Units outstanding at end of year	366,490	342,954	112,251	7,070,720	1,007,359

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	31

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$139,755	$1,467	$(29,778)	$2,867	$(2,173)
Net realized gain (loss) on sales of investments	19,565	145,433	286,514	5,210	1,544
Distributions from capital gains	—	231,917	984,543	—	108,489
Net change in unrealized appreciation or depreciation of investments	394,694	1,458,743	631,072	11,583	(15,757)
Net increase (decrease) in net assets resulting from operations	554,014	1,837,560	1,872,351	19,660	92,103

Contract transactions
Contract purchase payments	343,847	378,721	40,093	179,947	1,972
Net transfers(1)	148,049	(112,384)	(162,390)	(28,908)	10,213
Transfers for policy loans	—	675	3,753	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(3,348)	—	—
Contract charges	(712)	(3,423)	(5,868)	(42)	(34)
Contract terminations:
Surrender benefits	(209,588)	(1,056,832)	(500,007)	(17,670)	(2,011)
Death benefits	(23,319)	(173,783)	(529,836)	(3,629)	—
Increase (decrease) from contract transactions	258,277	(967,026)	(1,157,603)	129,698	10,140
Net assets at beginning of year	3,434,831	7,785,682	6,943,041	519,958	405,520
Net assets at end of year	$4,247,122	$8,656,216	$7,657,789	$669,316	$507,763

Accumulation unit activity
Units outstanding at beginning of year	2,551,709	2,156,175	1,277,109	532,164	112,202
Units purchased	350,113	128,066	6,746	196,246	2,724
Units redeemed	(168,065)	(352,231)	(199,438)	(67,248)	(478)
Units outstanding at end of year	2,733,757	1,932,010	1,084,417	661,162	114,448

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(6,011)	$(4,004)	$25,235	$32,664	$(7,811)
Net realized gain (loss) on sales of investments	290,719	4,061	1,782	228,575	27,462
Distributions from capital gains	1,046,320	54,364	42,875	—	103,197
Net change in unrealized appreciation or depreciation of investments	(166,515)	(7,804)	32,618	1,088,792	36,919
Net increase (decrease) in net assets resulting from operations	1,164,513	46,617	102,510	1,350,031	159,767

Contract transactions
Contract purchase payments	30,726	4,196	27,908	36,227	9,290
Net transfers(1)	(92,219)	(392)	(7,053)	(464,576)	(5,726)
Transfers for policy loans	—	—	—	853	(1,866)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(7,216)	(116)	(162)	(11,949)	(396)
Contract terminations:
Surrender benefits	(527,243)	(4,994)	(32,675)	(367,290)	(20,099)
Death benefits	(89,220)	—	—	(111,528)	(12,253)
Increase (decrease) from contract transactions	(685,172)	(1,306)	(11,982)	(918,263)	(31,050)
Net assets at beginning of year	4,304,679	425,149	1,261,034	4,569,641	877,679
Net assets at end of year	$4,784,020	$470,460	$1,351,562	$5,001,409	$1,006,396

Accumulation unit activity
Units outstanding at beginning of year	1,422,169	120,579	950,458	1,919,127	582,198
Units purchased	17,196	1,106	53,968	13,172	6,343
Units redeemed	(203,340)	(1,420)	(61,451)	(340,839)	(23,449)
Units outstanding at end of year	1,236,025	120,265	942,975	1,591,460	565,092

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	33

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II
Operations
Investment income (loss) — net	$(96,204)	$295,219	$(14,803)	$4,103	$(49,391)
Net realized gain (loss) on sales of investments	377,338	(109,964)	79,077	81,966	189,398
Distributions from capital gains	497,765	—	171,594	193,076	371,235
Net change in unrealized appreciation or depreciation of investments	441,040	(605,461)	(71,416)	(148,024)	554,537
Net increase (decrease) in net assets resulting from operations	1,219,939	(420,206)	164,452	131,121	1,065,779

Contract transactions
Contract purchase payments	508,088	192,593	25,263	36,987	217,207
Net transfers(1)	(19,774)	89,068	45,392	22,348	(130,014)
Transfers for policy loans	10,158	8,731	961	1,686	(3,182)
Adjustments to net assets allocated to contracts in payment period	—	(813)	(4,256)	(5,770)	—
Contract charges	(1,513)	(13,095)	(805)	(2,400)	(1,146)
Contract terminations:
Surrender benefits	(699,146)	(822,796)	(214,759)	(214,920)	(272,364)
Death benefits	(120,859)	(128,991)	(12,116)	(42,175)	(36,092)
Increase (decrease) from contract transactions	(323,046)	(675,303)	(160,320)	(204,244)	(225,591)
Net assets at beginning of year	8,832,962	9,533,655	1,594,615	2,856,936	5,132,231
Net assets at end of year	$9,729,855	$8,438,146	$1,598,747	$2,783,813	$5,972,419

Accumulation unit activity
Units outstanding at beginning of year	2,646,270	5,726,839	478,697	1,261,250	1,529,673
Units purchased	174,480	214,901	30,283	33,681	65,569
Units redeemed	(270,696)	(627,699)	(75,170)	(118,815)	(124,915)
Units outstanding at end of year	2,550,054	5,314,041	433,810	1,176,116	1,470,327

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$(62,476)	$(6,451)	$10,510	$(10,945)	$1,989
Net realized gain (loss) on sales of investments	153,175	65,197	3,108	56,785	18,170
Distributions from capital gains	89,208	97,917	38,944	211,101	—
Net change in unrealized appreciation or depreciation of investments	1,596,726	(3,037)	(83,282)	(13,158)	109,308
Net increase (decrease) in net assets resulting from operations	1,776,633	153,626	(30,720)	243,783	129,467

Contract transactions
Contract purchase payments	1,530,094	2,142	296,313	10,901	13,028
Net transfers(1)	2,545,604	—	237,387	(22,897)	19,154
Transfers for policy loans	195	600	123	(230)	1,627
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,313)	(202)	(286)	(167)	(302)
Contract terminations:
Surrender benefits	(581,357)	(133,669)	(133,068)	(45,667)	(101,582)
Death benefits	(88,000)	(7,532)	—	(8,919)	(21,444)
Increase (decrease) from contract transactions	3,404,223	(138,661)	400,469	(66,979)	(89,519)
Net assets at beginning of year	9,147,504	1,012,074	1,419,741	1,470,217	1,070,555
Net assets at end of year	$14,328,360	$1,027,039	$1,789,490	$1,647,021	$1,110,503

Accumulation unit activity
Units outstanding at beginning of year	6,793,844	391,922	1,182,238	455,135	559,013
Units purchased	2,902,797	958	455,563	3,884	17,236
Units redeemed	(477,461)	(47,797)	(115,645)	(23,403)	(61,898)
Units outstanding at end of year	9,219,180	345,083	1,522,156	435,616	514,351

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	35

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(35,147)	$19,107	$(36,756)	$(20,213)	$29,581
Net realized gain (loss) on sales of investments	217,824	2,686	185,114	115,694	229,218
Distributions from capital gains	189,409	—	555,949	438,207	184,570
Net change in unrealized appreciation or depreciation of investments	248,808	93,489	220,263	(493,668)	190,635
Net increase (decrease) in net assets resulting from operations	620,894	115,282	924,570	40,020	634,004

Contract transactions
Contract purchase payments	102,929	23,530	30,576	16,920	890,164
Net transfers(1)	16,423	114,585	(197,212)	18,825	(391,250)
Transfers for policy loans	613	—	5,261	691	440
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(766)
Contract charges	(4,385)	(90)	(2,477)	(1,019)	(2,111)
Contract terminations:
Surrender benefits	(297,644)	(9,292)	(307,357)	(319,474)	(448,714)
Death benefits	(68,627)	—	(50,981)	(23,051)	(164,540)
Increase (decrease) from contract transactions	(250,691)	128,733	(522,190)	(307,108)	(116,777)
Net assets at beginning of year	3,345,378	980,265	3,975,507	2,478,218	5,224,526
Net assets at end of year	$3,715,581	$1,224,280	$4,377,887	$2,211,130	$5,741,753

Accumulation unit activity
Units outstanding at beginning of year	992,720	671,225	1,830,105	555,486	1,419,734
Units purchased	51,769	94,030	18,235	10,250	211,989
Units redeemed	(116,404)	(7,225)	(229,326)	(74,876)	(273,263)
Units outstanding at end of year	928,085	758,030	1,619,014	490,860	1,358,460

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(64,178)	$11,509	$(4,686)	$(976)	$396,442
Net realized gain (loss) on sales of investments	175,573	9,507	29,049	1,865	39,792
Distributions from capital gains	2,720,086	—	11,432	7,753	—
Net change in unrealized appreciation or depreciation of investments	(3,678,807)	140,622	55,129	10,968	115,365
Net increase (decrease) in net assets resulting from operations	(847,326)	161,638	90,924	19,610	551,599

Contract transactions
Contract purchase payments	1,016,594	10,497	11,931	3,131	46,772
Net transfers(1)	587,820	(86,191)	36,738	291	103,477
Transfers for policy loans	(2,980)	389	125	—	551
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,376)	(954)	(1,126)	(13)	(4,878)
Contract terminations:
Surrender benefits	(442,719)	(75,967)	(68,939)	(2,758)	(286,068)
Death benefits	(65,147)	(24,747)	(5,397)	(3,559)	(68,866)
Increase (decrease) from contract transactions	1,091,192	(176,973)	(26,668)	(2,908)	(209,012)
Net assets at beginning of year	5,636,310	779,870	720,539	114,521	3,803,593
Net assets at end of year	$5,880,176	$764,535	$784,795	$131,223	$4,146,180

Accumulation unit activity
Units outstanding at beginning of year	700,426	578,601	458,969	104,366	2,151,655
Units purchased	206,250	7,173	35,320	3,566	104,071
Units redeemed	(71,881)	(123,986)	(51,023)	(5,271)	(214,171)
Units outstanding at end of year	834,795	461,788	443,266	102,661	2,041,555

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	37

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$4,620	$40,454	$(7,942)	$(3,260)	$(16,535)
Net realized gain (loss) on sales of investments	387	(2,793)	91,460	10,897	(50,905)
Distributions from capital gains	38,408	259,985	105,043	16,649	—
Net change in unrealized appreciation or depreciation of investments	(4,728)	(437,244)	36,057	63,565	(30,255)
Net increase (decrease) in net assets resulting from operations	38,687	(139,598)	224,618	87,851	(97,695)

Contract transactions
Contract purchase payments	46,250	963,199	5,559	2,322	129,111
Net transfers(1)	21,619	426,092	(136,849)	6,291	52,954
Transfers for policy loans	—	281	(4,993)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(85)	(701)	(433)	(113)	(142)
Contract terminations:
Surrender benefits	(3,511)	(283,871)	(56,341)	(19,184)	(114,497)
Death benefits	—	(61,563)	(21,365)	(9,151)	—
Increase (decrease) from contract transactions	64,273	1,043,437	(214,422)	(19,835)	67,426
Net assets at beginning of year	318,696	5,772,301	1,101,483	308,980	1,593,091
Net assets at end of year	$421,656	$6,676,140	$1,111,679	$376,996	$1,562,822

Accumulation unit activity
Units outstanding at beginning of year	228,905	4,922,380	256,768	72,750	1,739,491
Units purchased	46,100	1,269,740	3,323	1,898	270,352
Units redeemed	(2,700)	(355,108)	(48,379)	(5,720)	(193,262)
Units outstanding at end of year	272,305	5,837,012	211,712	68,928	1,816,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(916)	$115,742	$(433,606)	$(435,089)	$(363,159)
Net realized gain (loss) on sales of investments	5,216	30,673	3,589,109	2,369,829	1,881,424
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,599	(332,832)	2,668,089	4,372,146	(920,076)
Net increase (decrease) in net assets resulting from operations	84,899	(186,417)	5,823,592	6,306,886	598,189

Contract transactions
Contract purchase payments	2,432	200,356	2,707,265	755,448	1,406,818
Net transfers(1)	(6,647)	(60,968)	(1,953,991)	(753,837)	270,845
Transfers for policy loans	—	—	38,765	39,492	(32,074)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(127)	(105)	(153,558)	(242,193)	(247,846)
Contract terminations:
Surrender benefits	(30,762)	(46,419)	(2,236,923)	(2,796,347)	(5,832,531)
Death benefits	(17,288)	(20,267)	(1,579,081)	(47,149)	(302,731)
Increase (decrease) from contract transactions	(52,392)	72,597	(3,177,523)	(3,044,586)	(4,737,519)
Net assets at beginning of year	407,671	1,120,609	41,513,884	44,452,560	36,941,423
Net assets at end of year	$440,178	$1,006,789	$44,159,953	$47,714,860	$32,802,093

Accumulation unit activity
Units outstanding at beginning of year	170,204	824,467	18,239,359	19,366,427	25,322,732
Units purchased	833	178,705	1,156,210	314,313	1,879,537
Units redeemed	(19,368)	(132,816)	(2,441,005)	(1,558,758)	(5,085,208)
Units outstanding at end of year	151,669	870,356	16,954,564	18,121,982	22,117,061

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	39

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(269,521)	$(103,908)	$(297,118)	$(484,820)	$(1,164,023)
Net realized gain (loss) on sales of investments	1,955,458	138,269	240,280	2,521,749	3,289,152
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,219,673)	910,704	3,363,584	(1,362,108)	2,741,408
Net increase (decrease) in net assets resulting from operations	466,264	945,065	3,306,746	674,821	4,866,537

Contract transactions
Contract purchase payments	26,294	801,372	2,728,613	411,002	2,031,503
Net transfers(1)	557,530	(27,469)	11,437,518	(6,654,732)	5,833,017
Transfers for policy loans	3,930	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(159,447)	(137,374)	(348,835)	(565,582)	(1,189,309)
Contract terminations:
Surrender benefits	(3,224,770)	(103,450)	(958,963)	(2,772,406)	(4,781,428)
Death benefits	(1,723,143)	(315,857)	(101,863)	(983,839)	(2,570,694)
Increase (decrease) from contract transactions	(4,519,606)	217,222	12,756,470	(10,565,557)	(676,911)
Net assets at beginning of year	29,428,690	9,714,790	20,145,728	52,929,799	106,709,784
Net assets at end of year	$25,375,348	$10,877,077	$36,208,944	$43,039,063	$110,899,410

Accumulation unit activity
Units outstanding at beginning of year	20,060,624	8,160,724	15,892,311	41,732,091	78,589,162
Units purchased	883,569	699,313	10,575,643	677,129	6,810,292
Units redeemed	(3,960,752)	(524,763)	(1,031,953)	(8,993,592)	(7,169,325)
Units outstanding at end of year	16,983,441	8,335,274	25,436,001	33,415,628	78,230,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(6,935,015)	$(11,098,138)	$(5,100,607)	$(4,235,022)	$(1,912,678)
Net realized gain (loss) on sales of investments	18,257,865	29,111,157	22,368,753	33,789,558	17,430,107
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	58,993,517	60,486,260	20,334,966	5,226,338	4,722,567
Net increase (decrease) in net assets resulting from operations	70,316,367	78,499,279	37,603,112	34,780,874	20,239,996

Contract transactions
Contract purchase payments	32,990,550	32,781,873	23,516,602	894,667	12,572,250
Net transfers(1)	10,986,826	3,141,963	13,174,844	2,113,685	(7,844,275)
Transfers for policy loans	14,638	12,569	25,658	49,327	(156,033)
Adjustments to net assets allocated to contracts in payment period	—	—	(34,564)	—	(48,172)
Contract charges	(7,899,147)	(12,499,741)	(3,804,557)	(2,983,963)	(1,098,438)
Contract terminations:
Surrender benefits	(38,586,088)	(59,105,233)	(43,474,230)	(49,003,793)	(23,275,320)
Death benefits	(4,707,477)	(7,226,843)	(6,850,851)	(8,786,337)	(1,032,775)
Increase (decrease) from contract transactions	(7,200,698)	(42,895,412)	(17,447,098)	(57,716,414)	(20,882,763)
Net assets at beginning of year	650,069,417	1,053,890,780	482,331,165	455,608,912	190,172,785
Net assets at end of year	$713,185,086	$1,089,494,647	$502,487,179	$432,673,372	$189,530,018

Accumulation unit activity
Units outstanding at beginning of year	421,537,553	690,901,545	257,625,746	241,281,726	91,523,777
Units purchased	27,613,954	23,243,966	18,751,986	1,942,442	5,747,911
Units redeemed	(32,191,438)	(50,607,948)	(27,605,791)	(31,109,967)	(15,119,343)
Units outstanding at end of year	416,960,069	663,537,563	248,771,941	212,114,201	82,152,345

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	41

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(1,226,904)	$(963,722)	$(803,015)	$(15,421)	$(31,274)
Net realized gain (loss) on sales of investments	13,016,046	4,567,613	5,299,533	226,883	517,053
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,228,731	734,406	(626,125)	194,707	258,170
Net increase (decrease) in net assets resulting from operations	14,017,873	4,338,297	3,870,393	406,169	743,949

Contract transactions
Contract purchase payments	1,068,060	3,473,081	174,949	8,969	33,296
Net transfers(1)	(6,171,637)	(2,162,945)	(716,153)	(157,382)	(368,761)
Transfers for policy loans	(3,643)	(46,273)	5,161	570	2,086
Adjustments to net assets allocated to contracts in payment period	—	(26,341)	—	—	—
Contract charges	(651,202)	(638,162)	(483,068)	(4,111)	(7,221)
Contract terminations:
Surrender benefits	(13,177,920)	(8,442,747)	(8,372,314)	(142,763)	(435,006)
Death benefits	(1,303,468)	(1,517,193)	(1,901,426)	(18,353)	(57,611)
Increase (decrease) from contract transactions	(20,239,810)	(9,360,580)	(11,292,851)	(313,070)	(833,217)
Net assets at beginning of year	132,159,747	95,549,354	86,036,128	1,592,676	3,482,621
Net assets at end of year	$125,937,810	$90,527,071	$78,613,670	$1,685,775	$3,393,353

Accumulation unit activity
Units outstanding at beginning of year	63,209,515	57,729,595	51,623,501	640,341	1,062,247
Units purchased	567,212	2,564,369	332,853	3,316	9,723
Units redeemed	(9,612,812)	(7,983,173)	(6,935,550)	(113,577)	(232,719)
Units outstanding at end of year	54,163,915	52,310,791	45,020,804	530,080	839,251

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(324,840)	$(2,427,011)	$(1,442,732)	$(28,257)	$(19,299)
Net realized gain (loss) on sales of investments	1,123,054	3,507,547	2,892,827	156,008	84,162
Distributions from capital gains	—	—	—	128,151	432,037
Net change in unrealized appreciation or depreciation of investments	939,327	31,136,329	12,263,708	1,122,372	567,744
Net increase (decrease) in net assets resulting from operations	1,737,541	32,216,865	13,713,803	1,378,274	1,064,644

Contract transactions
Contract purchase payments	1,356,982	34,276,422	15,918,315	85,762	78,050
Net transfers(1)	(6,486,993)	(1,906,561)	(2,163,377)	(25,317)	(101,341)
Transfers for policy loans	—	—	—	5,740	6,348
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,249)	(2,345)
Contract charges	(284,769)	(2,908,613)	(1,535,867)	(7,788)	(10,282)
Contract terminations:
Surrender benefits	(320,618)	(6,514,372)	(3,944,666)	(867,033)	(1,646,860)
Death benefits	(144,482)	(1,135,497)	(309,586)	(82,126)	(111,494)
Increase (decrease) from contract transactions	(5,879,880)	21,811,379	7,964,819	(892,011)	(1,787,924)
Net assets at beginning of year	34,877,804	214,262,539	128,964,032	8,060,364	13,240,357
Net assets at end of year	$30,735,465	$268,290,783	$150,642,654	$8,546,627	$12,517,077

Accumulation unit activity
Units outstanding at beginning of year	27,322,076	150,581,819	95,375,989	2,449,678	2,291,202
Units purchased	1,570,011	22,977,261	12,755,290	59,658	31,119
Units redeemed	(6,238,461)	(8,696,090)	(7,152,726)	(307,969)	(325,532)
Units outstanding at end of year	22,653,626	164,862,990	100,978,553	2,201,367	1,996,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	43

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$25,529
Net realized gain (loss) on sales of investments	1,119
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(27,800)
Net increase (decrease) in net assets resulting from operations	(1,152)

Contract transactions
Contract purchase payments	116,984
Net transfers(1)	67,086
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(24)
Contract terminations:
Surrender benefits	(37,741)
Death benefits	—
Increase (decrease) from contract transactions	146,305
Net assets at beginning of year	684,479
Net assets at end of year	$829,632

Accumulation unit activity
Units outstanding at beginning of year	537,870
Units purchased	156,743
Units redeemed	(43,469)
Units outstanding at end of year	651,144

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	Allspg VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$2,918	$(2,599)	$19,616	$25,856	$(378)
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	48,693
Distributions from capital gains	—	53,844	226,880	—	183,105
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	104,899
Net increase (decrease) in net assets resulting from operations	33,731	181,117	81,298	21,920	336,319

Contract transactions
Contract purchase payments	16,470	4,383	27,289	80,344	36,218
Net transfers(1)	(69,155)	(19,161)	35,528	(24,043)	(2,664)
Transfers for policy loans	—	(45)	(8,299)	13,740	(36,916)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(797)	—
Contract charges	(216)	(728)	(2,392)	(5,889)	(1,545)
Contract terminations:
Surrender benefits	(5,340)	(117,407)	(260,616)	(368,553)	(157,779)
Death benefits	—	(1,661)	(69)	(44,240)	(17,281)
Increase (decrease) from contract transactions	(58,241)	(134,619)	(208,559)	(349,438)	(179,967)
Net assets at beginning of year	963,887	594,153	4,720,341	4,711,968	2,251,000
Net assets at end of year	$939,377	$640,651	$4,593,080	$4,384,450	$2,407,352

Accumulation unit activity(2)
Units outstanding at beginning of year	746,299	269,022	1,714,613	2,981,539	801,995
Units purchased	18,799	3,704	98,469	96,632	12,469
Units redeemed	(63,304)	(61,184)	(164,950)	(348,726)	(73,829)
Units outstanding at end of year	701,794	211,542	1,648,132	2,729,445	740,635

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	45

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II
Operations
Investment income (loss) — net	$19,751	$(44,207)	$23,305	$(1,011)	$14,498
Net realized gain (loss) on sales of investments	(396,553)	69,206	(117,396)	18,165	37,784
Distributions from capital gains	—	256,197	—	4,107	—
Net change in unrealized appreciation or depreciation of investments	362,299	1,823,867	(367,027)	42,468	(67,020)
Net increase (decrease) in net assets resulting from operations	(14,503)	2,105,063	(461,118)	63,729	(14,738)

Contract transactions
Contract purchase payments	9,261	184,036	48,259	132	44,338
Net transfers(1)	(89,774)	(54,888)	45,181	—	(130,896)
Transfers for policy loans	—	619	(1,993)	369	30
Adjustments to net assets allocated to contracts in payment period	(978)	—	—	—	—
Contract charges	(2,263)	(1,629)	(529)	(70)	(1,134)
Contract terminations:
Surrender benefits	(164,089)	(425,261)	(57,564)	(56,870)	(223,877)
Death benefits	(10,642)	(8,357)	(64,166)	—	(1,090)
Increase (decrease) from contract transactions	(258,485)	(305,480)	(30,812)	(56,439)	(312,629)
Net assets at beginning of year	1,592,436	4,181,247	1,768,945	287,442	2,468,855
Net assets at end of year	$1,319,448	$5,980,830	$1,277,015	$294,732	$2,141,488

Accumulation unit activity(2)
Units outstanding at beginning of year	1,060,233	1,187,238	1,865,296	189,579	868,426
Units purchased	27,423	68,993	242,375	323	26,671
Units redeemed	(261,729)	(171,213)	(291,880)	(34,555)	(143,525)
Units outstanding at end of year	825,927	1,085,018	1,815,791	155,347	751,572

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$(22,235)	$8,284	$10,332	$4,289	$(397,518)
Net realized gain (loss) on sales of investments	289,532	7,210	(2,230)	14,089	1,318,093
Distributions from capital gains	182,295	14,521	203,469	20,670	—
Net change in unrealized appreciation or depreciation of investments	598,127	(32,979)	354,106	55,244	4,870,591
Net increase (decrease) in net assets resulting from operations	1,047,719	(2,964)	565,677	94,292	5,791,166

Contract transactions
Contract purchase payments	8,709	1,156	547,573	5,043	3,567,927
Net transfers(1)	(117,486)	(2,192)	(120,326)	(36,581)	1,080,854
Transfers for policy loans	(1,977)	—	82	907	9,838
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(23,566)
Contract charges	(1,813)	(274)	(1,203)	(476)	(12,039)
Contract terminations:
Surrender benefits	(213,703)	(24,873)	(353,907)	(13,668)	(2,216,905)
Death benefits	(18,809)	(378)	(90,961)	—	(396,044)
Increase (decrease) from contract transactions	(345,079)	(26,561)	(18,742)	(44,775)	2,010,065
Net assets at beginning of year	2,449,205	655,110	3,164,049	703,155	35,755,716
Net assets at end of year	$3,151,845	$625,585	$3,710,984	$752,672	$43,556,947

Accumulation unit activity(2)
Units outstanding at beginning of year	704,437	158,796	2,233,514	339,194	15,197,003
Units purchased	50,956	324	416,086	12,593	2,133,205
Units redeemed	(142,449)	(7,783)	(456,242)	(33,677)	(1,334,204)
Units outstanding at end of year	612,944	151,337	2,193,358	318,110	15,996,004

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	47

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$72,718	$(40,010)	$(189,756)	$(190,680)	$25,942
Net realized gain (loss) on sales of investments	(21,235)	164,805	1,593,838	1,751,158	(4,370)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(63,768)	562,998	713,045	(1,874,415)	37,615
Net increase (decrease) in net assets resulting from operations	(12,285)	687,793	2,117,127	(313,937)	59,187

Contract transactions
Contract purchase payments	58,962	152,241	165,795	229,100	463,227
Net transfers(1)	30,924	(286,665)	(842,845)	(864,494)	(24,386)
Transfers for policy loans	—	1,420	44,950	25,333	—
Adjustments to net assets allocated to contracts in payment period	—	—	(20,015)	(14,873)	—
Contract charges	(29)	(466)	(17,390)	(14,291)	(251)
Contract terminations:
Surrender benefits	(5,578)	(210,096)	(1,299,673)	(1,666,098)	(36,019)
Death benefits	(30,794)	(7,028)	(363,678)	(576,694)	(18,174)
Increase (decrease) from contract transactions	53,485	(350,594)	(2,332,856)	(2,882,017)	384,397
Net assets at beginning of year	437,638	3,842,524	18,795,607	23,560,712	922,668
Net assets at end of year	$478,838	$4,179,723	$18,579,878	$20,364,758	$1,366,252

Accumulation unit activity(2)
Units outstanding at beginning of year	793,301	1,836,494	6,767,192	7,525,620	839,103
Units purchased	195,939	80,534	78,885	131,987	432,513
Units redeemed	(97,604)	(261,097)	(881,459)	(1,148,557)	(100,218)
Units outstanding at end of year	891,636	1,655,931	5,964,618	6,509,050	1,171,398

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$(31,543)	$156,399	$(79,457)	$316,415	$220,054
Net realized gain (loss) on sales of investments	272,127	(153,303)	51	(35,206)	(163,309)
Distributions from capital gains	840,689	—	4,445	—	—
Net change in unrealized appreciation or depreciation of investments	911,049	114,705	(50)	47,951	180,592
Net increase (decrease) in net assets resulting from operations	1,992,322	117,801	(75,011)	329,160	237,337

Contract transactions
Contract purchase payments	70,270	18,130	388,901	36,123	39,512
Net transfers(1)	(864,104)	104,566	4,744,718	(367,068)	(144,445)
Transfers for policy loans	12,138	1,699	8,759	1,250	3,328
Adjustments to net assets allocated to contracts in payment period	(2,246)	(92)	(824)	(3,968)	(1,743)
Contract charges	(7,650)	(7,139)	(12,526)	(3,731)	(10,039)
Contract terminations:
Surrender benefits	(784,906)	(355,512)	(3,390,398)	(540,844)	(542,131)
Death benefits	(206,325)	(115,838)	(355,037)	(172,893)	(225,819)
Increase (decrease) from contract transactions	(1,782,823)	(354,186)	1,383,593	(1,051,131)	(881,337)
Net assets at beginning of year	8,156,300	3,988,205	8,695,605	7,472,483	6,556,112
Net assets at end of year	$8,365,799	$3,751,820	$10,004,187	$6,750,512	$5,912,112

Accumulation unit activity(2)
Units outstanding at beginning of year	2,994,674	2,515,572	8,173,494	2,599,028	2,923,650
Units purchased	31,476	100,585	5,041,657	20,172	52,051
Units redeemed	(761,210)	(319,797)	(3,649,570)	(387,762)	(460,282)
Units outstanding at end of year	2,264,940	2,296,360	9,565,581	2,231,438	2,515,419

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	49

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2
Operations
Investment income (loss) — net	$298,952	$(36,728)	$(468,861)	$52,439	$20,023
Net realized gain (loss) on sales of investments	144,839	442,826	1,581,856	25,704	17,518
Distributions from capital gains	192,971	—	—	—	19,168
Net change in unrealized appreciation or depreciation of investments	1,145,948	827,274	7,294,649	69,917	87,209
Net increase (decrease) in net assets resulting from operations	1,782,710	1,233,372	8,407,644	148,060	143,918

Contract transactions
Contract purchase payments	99,826	26,349	7,825,764	229,468	121,314
Net transfers(1)	630,180	(118,546)	937,125	548,975	509,411
Transfers for policy loans	(9,313)	1,468	(38,409)	111	660
Adjustments to net assets allocated to contracts in payment period	(10,117)	—	—	—	—
Contract charges	(24,732)	(4,372)	(12,421)	(1,041)	(461)
Contract terminations:
Surrender benefits	(1,571,057)	(435,146)	(2,486,792)	(269,969)	(27,605)
Death benefits	(254,232)	(66,034)	(873,712)	(33,901)	(5,148)
Increase (decrease) from contract transactions	(1,139,445)	(596,281)	5,351,555	473,643	598,171
Net assets at beginning of year	16,357,366	4,149,640	43,550,330	2,915,250	753,841
Net assets at end of year	$17,000,631	$4,786,731	$57,309,529	$3,536,953	$1,495,930

Accumulation unit activity(2)
Units outstanding at beginning of year	8,838,926	2,379,665	16,112,676	2,588,209	620,095
Units purchased	408,501	18,837	3,437,496	832,628	478,988
Units redeemed	(999,575)	(341,375)	(1,326,736)	(388,093)	(38,780)
Units outstanding at end of year	8,247,852	2,057,127	18,223,436	3,032,744	1,060,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(42,331)	$16,238	$(7,204)	$(15,154)	$(10,126)
Net realized gain (loss) on sales of investments	382,189	(33,537)	60,624	122,308	85,546
Distributions from capital gains	—	41,137	—	—	—
Net change in unrealized appreciation or depreciation of investments	810,454	178,317	(15,523)	(33,157)	(12,591)
Net increase (decrease) in net assets resulting from operations	1,150,312	202,155	37,897	73,997	62,829

Contract transactions
Contract purchase payments	67,981	42,501	12,533	18,513	12,938
Net transfers(1)	(235,613)	(105,345)	(94,614)	(46,173)	(94,679)
Transfers for policy loans	2,793	3,844	(434)	1,101	1,577
Adjustments to net assets allocated to contracts in payment period	(2,016)	(3,419)	—	—	(281)
Contract charges	(1,350)	(1,695)	(342)	(1,334)	(742)
Contract terminations:
Surrender benefits	(284,606)	(374,799)	(62,236)	(199,459)	(53,607)
Death benefits	(42,951)	(42,037)	—	(5,562)	(58,454)
Increase (decrease) from contract transactions	(495,762)	(480,950)	(145,093)	(232,914)	(193,248)
Net assets at beginning of year	3,739,886	3,984,296	877,300	2,009,964	1,434,526
Net assets at end of year	$4,394,436	$3,705,501	$770,104	$1,851,047	$1,304,107

Accumulation unit activity(2)
Units outstanding at beginning of year	1,427,790	2,392,792	329,493	730,951	494,241
Units purchased	30,284	34,192	20,953	15,098	6,773
Units redeemed	(204,007)	(372,970)	(77,758)	(110,745)	(87,748)
Units outstanding at end of year	1,254,067	2,054,014	272,688	635,304	413,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	51

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP Allspg Short Dur Govt, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Loomis Sayles Gro, Cl 1
Operations
Investment income (loss) — net	$57,409	$24,374	$98,795	$(14,643)	$(57,994)
Net realized gain (loss) on sales of investments	18,404	(97,053)	7,781	(171,498)	813,873
Distributions from capital gains	12,880	—	18,891	75,772	—
Net change in unrealized appreciation or depreciation of investments	45,721	55,935	(37,221)	433,516	934,336
Net increase (decrease) in net assets resulting from operations	134,414	(16,744)	88,246	323,147	1,690,215

Contract transactions
Contract purchase payments	31,679	10,636	3,819,643	10,596	42,986
Net transfers(1)	418,525	4,738	89,195	5,116	(631,567)
Transfers for policy loans	5,040	(495)	2,053	536	3,565
Adjustments to net assets allocated to contracts in payment period	(2,532)	—	—	—	—
Contract charges	(2,345)	(433)	(1,438)	(12,711)	(6,862)
Contract terminations:
Surrender benefits	(257,371)	(52,850)	(350,534)	(424,952)	(873,819)
Death benefits	(93,457)	(1,856)	(33,806)	(78,135)	(40,547)
Increase (decrease) from contract transactions	99,539	(40,260)	3,525,113	(499,550)	(1,506,244)
Net assets at beginning of year	3,276,511	610,996	3,240,447	4,336,805	6,507,297
Net assets at end of year	$3,510,464	$553,992	$6,853,806	$4,160,402	$6,691,268

Accumulation unit activity(2)
Units outstanding at beginning of year	2,325,375	1,264,893	3,225,551	2,808,575	3,696,737
Units purchased	357,486	64,595	4,629,940	31,702	24,789
Units redeemed	(253,859)	(155,309)	(1,109,722)	(349,675)	(812,966)
Units outstanding at end of year	2,429,002	1,174,179	6,745,769	2,490,602	2,908,560

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating- Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(7,522)	$6,625	$6,947	$108,580	$(287,895)
Net realized gain (loss) on sales of investments	43,456	(2,527)	(4,415)	(89,157)	1,461,656
Distributions from capital gains	—	11,101	—	—	163,508
Net change in unrealized appreciation or depreciation of investments	15,493	82,412	28,286	(26,537)	6,641,661
Net increase (decrease) in net assets resulting from operations	51,427	97,611	30,818	(7,114)	7,978,930

Contract transactions
Contract purchase payments	8,604	77,436	94,818	29,156	3,288,750
Net transfers(1)	100,834	(20,218)	48,757	(677,180)	(2,717,525)
Transfers for policy loans	365	—	—	835	(9,653)
Adjustments to net assets allocated to contracts in payment period	(1,115)	—	—	(527)	(6,020)
Contract charges	(708)	(218)	(93)	(5,203)	(12,635)
Contract terminations:
Surrender benefits	(100,703)	(49,914)	(26,830)	(589,650)	(2,830,815)
Death benefits	(37,217)	—	(3,999)	(120,874)	(359,252)
Increase (decrease) from contract transactions	(29,940)	7,086	112,653	(1,363,443)	(2,647,150)
Net assets at beginning of year	918,965	619,282	567,650	5,531,042	30,061,762
Net assets at end of year	$940,452	$723,979	$711,121	$4,160,485	$35,393,542

Accumulation unit activity(2)
Units outstanding at beginning of year	295,651	475,118	541,285	3,802,099	11,232,101
Units purchased	37,783	73,876	164,536	33,532	1,196,682
Units redeemed	(49,887)	(56,104)	(54,681)	(1,007,120)	(2,133,142)
Units outstanding at end of year	283,547	492,890	651,140	2,828,511	10,295,641

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	53

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$12,025	$(4,973)	$(1,125)	$157,922	$68,855
Net realized gain (loss) on sales of investments	22,049	2,755	16,194	(27,581)	(145,150)
Distributions from capital gains	52,698	—	1,091	72,814	299,594
Net change in unrealized appreciation or depreciation of investments	(11,921)	286,366	15,806	220,241	(521,887)
Net increase (decrease) in net assets resulting from operations	74,851	284,148	31,966	423,396	(298,588)

Contract transactions
Contract purchase payments	3,311	8,603	24,367	1,362,558	37,524
Net transfers(1)	(1,669)	(41,510)	(8,451)	103,463	(233,531)
Transfers for policy loans	228	—	—	(16,497)	11,086
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(809)
Contract charges	(280)	(589)	(69)	(1,291)	(2,574)
Contract terminations:
Surrender benefits	(87,822)	(106,844)	(72,493)	(379,482)	(383,598)
Death benefits	—	—	—	(31,265)	(35,005)
Increase (decrease) from contract transactions	(86,232)	(140,340)	(56,646)	1,037,486	(606,907)
Net assets at beginning of year	1,129,132	1,760,365	257,777	6,728,423	3,590,252
Net assets at end of year	$1,117,751	$1,904,173	$233,097	$8,189,305	$2,684,757

Accumulation unit activity(2)
Units outstanding at beginning of year	440,345	397,298	148,032	5,771,065	1,602,782
Units purchased	3,835	2,219	13,647	1,539,997	24,648
Units redeemed	(35,561)	(32,135)	(44,445)	(696,723)	(413,356)
Units outstanding at end of year	408,619	367,382	117,234	6,614,339	1,214,074

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$138,911	$34,422	$(14,399)	$4,978	$(2,369)
Net realized gain (loss) on sales of investments	(61,377)	(536,514)	(26,403)	2,831	2,225
Distributions from capital gains	2,424	424,257	98,222	—	5,090
Net change in unrealized appreciation or depreciation of investments	(94,048)	174,455	364,936	20,875	27,257
Net increase (decrease) in net assets resulting from operations	(14,090)	96,620	422,356	28,684	32,203

Contract transactions
Contract purchase payments	380,993	299,900	47,455	194,105	21,970
Net transfers(1)	(5,695)	(418,154)	(205,623)	187,440	—
Transfers for policy loans	56	4,952	5,147	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(2,476)	—	—
Contract charges	(570)	(2,956)	(5,899)	(71)	(39)
Contract terminations:
Surrender benefits	(87,711)	(353,717)	(319,029)	(29,926)	(56,815)
Death benefits	(20,202)	(55,123)	(53,030)	(141,827)	—
Increase (decrease) from contract transactions	266,871	(525,098)	(533,455)	209,721	(34,884)
Net assets at beginning of year	3,182,050	8,214,160	7,054,140	281,553	408,201
Net assets at end of year	$3,434,831	$7,785,682	$6,943,041	$519,958	$405,520

Accumulation unit activity(2)
Units outstanding at beginning of year	2,354,217	2,389,503	1,393,214	302,233	121,341
Units purchased	371,492	98,300	11,639	417,642	7,314
Units redeemed	(174,000)	(331,628)	(127,744)	(187,711)	(16,453)
Units outstanding at end of year	2,551,709	2,156,175	1,277,109	532,164	112,202

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	55

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I(3)
Operations
Investment income (loss) — net	$(2,586)	$(3,355)	$69,178	$53,250	$(4,008)
Net realized gain (loss) on sales of investments	108,703	41,070	(5,018)	(35,342)	9,573
Distributions from capital gains	168,443	33,226	53,892	112,923	58,089
Net change in unrealized appreciation or depreciation of investments	332,569	75,068	(14,680)	(264,795)	241,702
Net increase (decrease) in net assets resulting from operations	607,129	146,009	103,372	(133,964)	305,356

Contract transactions
Contract purchase payments	29,096	4,196	313,619	29,168	3,248
Net transfers(1)	(295,752)	(34,688)	2,869	(63,087)	597,371
Transfers for policy loans	—	—	—	7,115	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(6,799)	(135)	(232)	(11,257)	(238)
Contract terminations:
Surrender benefits	(240,465)	(72,678)	(95,244)	(359,342)	(28,058)
Death benefits	(70,466)	—	—	(88,194)	—
Increase (decrease) from contract transactions	(584,386)	(103,305)	221,012	(485,597)	572,323
Net assets at beginning of year	4,281,936	382,445	936,650	5,189,202	—
Net assets at end of year	$4,304,679	$425,149	$1,261,034	$4,569,641	$877,679

Accumulation unit activity(2)
Units outstanding at beginning of year	1,650,178	153,276	763,987	2,140,831	—
Units purchased	12,749	1,538	279,774	67,859	605,331
Units redeemed	(240,758)	(34,235)	(93,303)	(289,563)	(23,133)
Units outstanding at end of year	1,422,169	120,579	950,458	1,919,127	582,198

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

(3)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mn St Sm Cap, Ser II
Operations
Investment income (loss) — net	$(40,560)	$412,134	$(12,414)	$30,539	$(27,239)
Net realized gain (loss) on sales of investments	75,269	(156,453)	52,070	42,374	(30,474)
Distributions from capital gains	269,634	—	37,287	58,815	61,648
Net change in unrealized appreciation or depreciation of investments	1,511,293	(150,227)	102,008	151,523	815,132
Net increase (decrease) in net assets resulting from operations	1,815,636	105,454	178,951	283,251	819,067

Contract transactions
Contract purchase payments	464,002	136,066	34,228	37,586	160,442
Net transfers(1)	(358,630)	(258,537)	(64,677)	(171,574)	(90,607)
Transfers for policy loans	7,484	10,850	443	1,858	2,524
Adjustments to net assets allocated to contracts in payment period	—	(808)	(4,374)	(5,753)	—
Contract charges	(1,291)	(13,657)	(1,051)	(2,561)	(1,147)
Contract terminations:
Surrender benefits	(237,987)	(928,646)	(214,356)	(205,597)	(219,388)
Death benefits	(18,953)	(279,977)	(11,777)	(38,214)	(33,135)
Increase (decrease) from contract transactions	(145,375)	(1,334,709)	(261,564)	(384,255)	(181,311)
Net assets at beginning of year	7,162,701	10,762,910	1,677,228	2,957,940	4,494,475
Net assets at end of year	$8,832,962	$9,533,655	$1,594,615	$2,856,936	$5,132,231

Accumulation unit activity(2)
Units outstanding at beginning of year	2,702,790	6,614,627	566,799	1,476,071	1,589,603
Units purchased	196,384	95,062	31,260	23,718	82,962
Units redeemed	(252,904)	(982,850)	(119,362)	(238,539)	(142,892)
Units outstanding at end of year	2,646,270	5,726,839	478,697	1,261,250	1,529,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	57

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$27,362	$(7,329)	$17,953	$(9,718)	$3,384
Net realized gain (loss) on sales of investments	46,708	34,783	15,843	107,449	(16,419)
Distributions from capital gains	94,850	65,125	—	104,022	—
Net change in unrealized appreciation or depreciation of investments	746,127	61,647	76,570	301,135	148,827
Net increase (decrease) in net assets resulting from operations	915,047	154,226	110,366	502,888	135,792

Contract transactions
Contract purchase payments	813,610	2,478	72,725	1,821	12,951
Net transfers(1)	2,186,108	(21,109)	80,819	61,093	(29,432)
Transfers for policy loans	156	(389)	(96)	(2,674)	1,024
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,027)	(198)	(253)	(198)	(309)
Contract terminations:
Surrender benefits	(674,486)	(59,712)	(66,188)	(84,485)	(56,203)
Death benefits	—	—	(102)	(60,504)	(9,686)
Increase (decrease) from contract transactions	2,323,361	(78,930)	86,905	(84,947)	(81,655)
Net assets at beginning of year	5,909,096	936,778	1,222,470	1,052,276	1,016,418
Net assets at end of year	$9,147,504	$1,012,074	$1,419,741	$1,470,217	$1,070,555

Accumulation unit activity(2)
Units outstanding at beginning of year	4,943,585	428,487	1,110,809	484,188	611,404
Units purchased	2,440,954	1,169	192,159	19,426	15,733
Units redeemed	(590,695)	(37,734)	(120,730)	(48,479)	(68,124)
Units outstanding at end of year	6,793,844	391,922	1,182,238	455,135	559,013

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(22,844)	$(3,215)	$(23,865)	$(16,478)	$60,997
Net realized gain (loss) on sales of investments	271,615	5,065	114,548	46,230	275,086
Distributions from capital gains	254,754	8,484	349,112	219,446	132,271
Net change in unrealized appreciation or depreciation of investments	330,734	45,476	287,248	543,982	(252,055)
Net increase (decrease) in net assets resulting from operations	834,259	55,810	727,043	793,180	216,299

Contract transactions
Contract purchase payments	65,723	246,985	31,195	17,177	624,613
Net transfers(1)	(303,695)	293,815	85,193	(63,312)	(1,172,365)
Transfers for policy loans	1,893	—	2,593	(1,683)	(56)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(681)
Contract charges	(4,437)	(357)	(2,275)	(903)	(2,719)
Contract terminations:
Surrender benefits	(383,400)	(89,229)	(328,291)	(200,732)	(370,224)
Death benefits	(47,724)	—	(49,621)	(14,830)	(367,237)
Increase (decrease) from contract transactions	(671,640)	451,214	(261,206)	(264,283)	(1,288,669)
Net assets at beginning of year	3,182,759	473,241	3,509,670	1,949,321	6,296,896
Net assets at end of year	$3,345,378	$980,265	$3,975,507	$2,478,218	$5,224,526

Accumulation unit activity(2)
Units outstanding at beginning of year	1,243,589	319,298	1,955,849	631,848	1,824,422
Units purchased	28,734	507,286	82,125	5,565	202,898
Units redeemed	(279,603)	(155,359)	(207,869)	(81,927)	(607,586)
Units outstanding at end of year	992,720	671,225	1,830,105	555,486	1,419,734

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	59

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(37,299)	$27,126	$(2,622)	$(246)	$144,187
Net realized gain (loss) on sales of investments	492,594	(20,291)	15,862	(566)	(64,891)
Distributions from capital gains	410,287	16,106	32,850	8,636	—
Net change in unrealized appreciation or depreciation of investments	2,489,172	(186,420)	28,015	(1,153)	120,370
Net increase (decrease) in net assets resulting from operations	3,354,754	(163,479)	74,105	6,671	199,666

Contract transactions
Contract purchase payments	541,967	15,419	10,354	6,465	18,222
Net transfers(1)	(107,924)	(49,913)	(17,995)	(20,595)	(115,896)
Transfers for policy loans	119	438	121	—	2,029
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,343)	(1,035)	(1,054)	(22)	(4,813)
Contract terminations:
Surrender benefits	(403,036)	(87,285)	(50,041)	(7,716)	(527,994)
Death benefits	(14,948)	(33,129)	(6,151)	—	(38,971)
Increase (decrease) from contract transactions	14,835	(155,505)	(64,766)	(21,868)	(667,423)
Net assets at beginning of year	2,266,721	1,098,854	711,200	129,718	4,271,350
Net assets at end of year	$5,636,310	$779,870	$720,539	$114,521	$3,803,593

Accumulation unit activity(2)
Units outstanding at beginning of year	709,532	688,158	505,858	127,206	2,578,140
Units purchased	157,778	35,556	7,530	7,579	75,909
Units redeemed	(166,884)	(145,113)	(54,419)	(30,419)	(502,394)
Units outstanding at end of year	700,426	578,601	458,969	104,366	2,151,655

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$19,252	$44,868	$(4,105)	$(2,124)	$129,334
Net realized gain (loss) on sales of investments	(426)	42,555	24,128	19	(58,774)
Distributions from capital gains	5,493	58,446	81,967	3,989	—
Net change in unrealized appreciation or depreciation of investments	17,654	188,912	139,398	56,164	(183,171)
Net increase (decrease) in net assets resulting from operations	41,973	334,781	241,388	58,048	(112,611)

Contract transactions
Contract purchase payments	76,657	1,221,229	6,483	2,673	99,898
Net transfers(1)	(2,562)	854,094	(407)	(1,796)	9,716
Transfers for policy loans	—	208	4,951	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(57)	(695)	(428)	(110)	(553)
Contract terminations:
Surrender benefits	(21,123)	(269,062)	(60,552)	(6,895)	(180,269)
Death benefits	—	—	—	—	(17,776)
Increase (decrease) from contract transactions	52,915	1,805,774	(49,953)	(6,128)	(88,984)
Net assets at beginning of year	223,808	3,631,746	910,048	257,060	1,794,686
Net assets at end of year	$318,696	$5,772,301	$1,101,483	$308,980	$1,593,091

Accumulation unit activity(2)
Units outstanding at beginning of year	184,357	3,320,358	271,256	74,248	1,835,459
Units purchased	67,857	2,021,989	10,741	847	165,739
Units redeemed	(23,309)	(419,967)	(25,229)	(2,345)	(261,707)
Units outstanding at end of year	228,905	4,922,380	256,768	72,750	1,739,491

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	61

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$6,250	$16,510	$(378,676)	$(375,142)	$(351,545)
Net realized gain (loss) on sales of investments	(8,875)	53,538	2,134,731	2,362,539	1,175,135
Distributions from capital gains	2,492	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(16,321)	198,847	3,232,371	3,466,200	1,851,356
Net increase (decrease) in net assets resulting from operations	(16,454)	268,895	4,988,426	5,453,597	2,674,946

Contract transactions
Contract purchase payments	4,368	121,935	906,003	854,163	1,837,409
Net transfers(1)	5,368	103,923	(823,423)	(1,286,626)	5,435,508
Transfers for policy loans	—	—	28,681	18,225	9,713
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(175)	(273)	(148,327)	(222,183)	(245,462)
Contract terminations:
Surrender benefits	(20,855)	(27,933)	(3,559,327)	(3,113,811)	(4,556,550)
Death benefits	(80)	(36,629)	(278,737)	—	(439,560)
Increase (decrease) from contract transactions	(11,374)	161,023	(3,875,130)	(3,750,232)	2,041,058
Net assets at beginning of year	435,499	690,691	40,400,588	42,749,195	32,225,419
Net assets at end of year	$407,671	$1,120,609	$41,513,884	$44,452,560	$36,941,423

Accumulation unit activity(2)
Units outstanding at beginning of year	175,915	697,413	20,199,090	21,212,569	23,857,029
Units purchased	5,034	226,207	757,510	443,647	6,289,686
Units redeemed	(10,745)	(99,153)	(2,717,241)	(2,289,789)	(4,823,983)
Units outstanding at end of year	170,204	824,467	18,239,359	19,366,427	25,322,732

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(273,296)	$(88,110)	$(169,761)	$(491,691)	$(1,053,810)
Net realized gain (loss) on sales of investments	1,149,820	87,939	157,520	1,270,172	1,992,008
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,326,311	642,176	1,596,729	2,698,851	7,049,793
Net increase (decrease) in net assets resulting from operations	2,202,835	642,005	1,584,488	3,477,332	7,987,991

Contract transactions
Contract purchase payments	89,770	842,877	2,823,857	545,301	2,458,338
Net transfers(1)	3,370,286	(39,479)	1,172,711	12,489,040	3,453,070
Transfers for policy loans	3,819	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(144,404)	(116,137)	(193,229)	(560,501)	(1,104,663)
Contract terminations:
Surrender benefits	(3,610,098)	(57,469)	(270,354)	(5,192,224)	(3,687,706)
Death benefits	(456,141)	(22,032)	(35,251)	(146,101)	(1,202,310)
Increase (decrease) from contract transactions	(746,768)	607,760	3,497,734	7,135,515	(83,271)
Net assets at beginning of year	27,972,623	8,465,025	15,063,506	42,316,952	98,805,064
Net assets at end of year	$29,428,690	$9,714,790	$20,145,728	$52,929,799	$106,709,784

Accumulation unit activity(2)
Units outstanding at beginning of year	20,623,208	7,591,939	12,921,305	35,735,219	78,612,898
Units purchased	2,475,837	1,232,612	4,130,638	11,130,098	5,152,877
Units redeemed	(3,038,421)	(663,827)	(1,159,632)	(5,133,226)	(5,176,613)
Units outstanding at end of year	20,060,624	8,160,724	15,892,311	41,732,091	78,589,162

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	63

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(5,786,222)	$(10,169,727)	$(4,581,911)	$(4,201,929)	$(1,777,427)
Net realized gain (loss) on sales of investments	8,326,267	18,882,695	16,477,406	30,752,931	10,852,878
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	57,026,958	80,487,593	39,072,172	21,321,737	12,810,881
Net increase (decrease) in net assets resulting from operations	59,567,003	89,200,561	50,967,667	47,872,739	21,886,332

Contract transactions
Contract purchase payments	39,634,855	29,356,450	19,418,718	998,639	6,841,744
Net transfers(1)	(427,354)	(10,360,323)	(49,394)	(10,395,225)	(9,112,244)
Transfers for policy loans	17,026	17,804	70,569	20,913	68,582
Adjustments to net assets allocated to contracts in payment period	—	—	(28,884)	—	(27,334)
Contract charges	(6,828,299)	(11,976,734)	(3,563,553)	(2,952,527)	(1,161,071)
Contract terminations:
Surrender benefits	(20,257,880)	(40,147,194)	(30,980,334)	(48,715,151)	(14,262,226)
Death benefits	(4,327,266)	(6,602,480)	(6,846,723)	(6,136,404)	(2,744,693)
Increase (decrease) from contract transactions	7,811,082	(39,712,477)	(21,979,601)	(67,179,755)	(20,397,242)
Net assets at beginning of year	582,691,332	1,004,402,696	453,343,099	474,915,928	188,683,695
Net assets at end of year	$650,069,417	$1,053,890,780	$482,331,165	$455,608,912	$190,172,785

Accumulation unit activity(2)
Units outstanding at beginning of year	416,876,597	719,636,674	270,586,584	281,063,218	102,483,486
Units purchased	29,742,263	21,569,317	14,001,377	611,797	3,780,407
Units redeemed	(25,081,307)	(50,304,446)	(26,962,215)	(40,393,289)	(14,740,116)
Units outstanding at end of year	421,537,553	690,901,545	257,625,746	241,281,726	91,523,777

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(1,225,744)	$(892,288)	$(809,843)	$(13,628)	$(26,576)
Net realized gain (loss) on sales of investments	13,834,250	3,279,813	4,525,517	189,430	243,421
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,345,518	6,205,051	4,131,710	34,087	(143,220)
Net increase (decrease) in net assets resulting from operations	14,954,024	8,592,576	7,847,384	209,889	73,625

Contract transactions
Contract purchase payments	1,076,318	4,258,278	183,520	6,676	33,997
Net transfers(1)	(8,418,324)	6,557,184	1,632,544	(83,380)	(5,302)
Transfers for policy loans	52,406	1,331	49,490	794	5,120
Adjustments to net assets allocated to contracts in payment period	—	(24,856)	—	—	—
Contract charges	(737,284)	(601,515)	(500,685)	(4,092)	(7,192)
Contract terminations:
Surrender benefits	(20,175,849)	(6,646,573)	(8,237,996)	(200,965)	(377,541)
Death benefits	(1,105,747)	(1,448,665)	(1,007,727)	(16,915)	(43,965)
Increase (decrease) from contract transactions	(29,308,480)	2,095,184	(7,880,854)	(297,882)	(394,883)
Net assets at beginning of year	146,514,203	84,861,594	86,069,598	1,680,669	3,803,879
Net assets at end of year	$132,159,747	$95,549,354	$86,036,128	$1,592,676	$3,482,621

Accumulation unit activity(2)
Units outstanding at beginning of year	79,121,566	56,343,747	56,774,077	781,068	1,189,036
Units purchased	618,205	7,174,684	1,390,140	3,642	48,526
Units redeemed	(16,530,256)	(5,788,836)	(6,540,716)	(144,369)	(175,315)
Units outstanding at end of year	63,209,515	57,729,595	51,623,501	640,341	1,062,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	65

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(301,315)	$(1,887,957)	$(1,203,854)	$82,754	$(100,083)
Net realized gain (loss) on sales of investments	202,055	1,585,735	1,091,818	(220,574)	(785,244)
Distributions from capital gains	—	—	—	261,330	1,238,761
Net change in unrealized appreciation or depreciation of investments	1,763,392	10,727,050	5,886,094	742,199	1,991,845
Net increase (decrease) in net assets resulting from operations	1,664,132	10,424,828	5,774,058	865,709	2,345,279

Contract transactions
Contract purchase payments	2,458,852	40,178,708	14,757,747	87,583	94,127
Net transfers(1)	7,852,346	8,233,830	1,235,045	(427,991)	(932,440)
Transfers for policy loans	—	—	—	5,468	9,112
Adjustments to net assets allocated to contracts in payment period	—	—	—	(973)	(1,758)
Contract charges	(269,312)	(2,154,164)	(1,289,062)	(7,657)	(10,211)
Contract terminations:
Surrender benefits	(291,113)	(4,961,791)	(2,861,760)	(720,857)	(1,357,823)
Death benefits	(262,255)	(2,163,937)	(871,911)	(37,738)	(170,782)
Increase (decrease) from contract transactions	9,488,518	39,132,646	10,970,059	(1,102,165)	(2,369,775)
Net assets at beginning of year	23,725,154	164,705,065	112,219,915	8,296,820	13,264,853
Net assets at end of year	$34,877,804	$214,262,539	$128,964,032	$8,060,364	$13,240,357

Accumulation unit activity(2)
Units outstanding at beginning of year	19,470,367	120,101,814	86,713,997	2,875,259	2,854,503
Units purchased	8,589,291	37,443,386	13,010,612	36,219	23,843
Units redeemed	(737,582)	(6,963,381)	(4,348,620)	(461,800)	(587,144)
Units outstanding at end of year	27,322,076	150,581,819	95,375,989	2,449,678	2,291,202

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$16,765
Net realized gain (loss) on sales of investments	(6,105)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	23,977
Net increase (decrease) in net assets resulting from operations	34,637

Contract transactions
Contract purchase payments	25,099
Net transfers(1)	49,728
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(22)
Contract terminations:
Surrender benefits	(44,692)
Death benefits	(5,238)
Increase (decrease) from contract transactions	24,875
Net assets at beginning of year	624,967
Net assets at end of year	$684,479

Accumulation unit activity(2)
Units outstanding at beginning of year	520,208
Units purchased	67,778
Units redeemed	(50,116)
Units outstanding at end of year	537,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	Unit activity has been revised to conform to current year presentation.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Variable Annuity (RAVA) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2021, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (renamed to AB VPS Sustainable Global Thematic Portfolio (Class B) effective sometime during the second quarter 2022)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo VT Index Asset Allocation Fund – Class 2)
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2 (previously Wells Fargo VT International Equity Fund – Class 2)
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2 (previously Wells Fargo VT Small Cap Growth Fund – Class 2)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (renamed to Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3) effective sometime during the second quarter 2022)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio(1)

68	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Division	Fund
CTIVP Allspg Short Dur Govt, Cl 2	CTIVP® – Allspring Short Duration Government Fund (Class 2)(2) (previously CTIVP® – Wells Fargo Short Duration Government Fund (Class 2))
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1) (renamed to CTIVP® – Principal Blue Chip Growth Fund (Class 1) effective sometime during the second quarter 2022)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (previously Ivy VIP Asset Strategy, Class II)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares(3) (previously Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares)
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Fund, Series II Shares)
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares (previously Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares)
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares (renamed to Invesco V.I. EQV International Equity Fund, Series II Shares effective sometime during the second quarter 2022)
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares (previously Invesco Oppenheimer V.I. Main Street Small Cap Fund®, Series II Shares)
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio (previously Third Avenue VST FFI Strategies Portfolio)
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	69

Division	Fund
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA (renamed to Wanger Acorn effective sometime during the second quarter 2022)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Effective October 15, 2021, the portfolio performed a reverse share split. Shareholders of the portfolio received 1 share in exchange for every 6 shares of the portfolio owned.
(2)	CTIVP® – Allspring Short Duration Government Fund (Class 2) is scheduled to liquidate sometime during the second quarter of 2022.
(3)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2021.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

70	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

For RAVA contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.75% to 0.95% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2021 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$131,435
AB VPS Global Thematic Gro, Cl B	122,437
AB VPS Gro & Inc, Cl B	159,638
AB VPS Intl Val, Cl B	293,840
Allspg VT Index Asset Alloc, Cl 2	314,835
Allspg VT Intl Eq, Cl 2	52,990
Allspg VT Sm Cap Gro, Cl 2	1,787,811
ALPS Alerian Engy Infr, Class III	449,601
AC VP Intl, Cl I	10,592

Division	Purchases
AC VP Mid Cap Val, Cl II	$107,098
AC VP Ultra, Cl II	814,639
AC VP Val, Cl I	17,848
BlackRock Global Alloc, Cl III	4,228,474
Calvert VP SRI Bal, Cl I	35,887
Col VP Bal, Cl 3	6,591,818
Col VP Commodity Strategy, Cl 2	187,429
Col VP Contrarian Core, Cl 2	916,084
Col VP Disciplined Core, Cl 3	177,907

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	71

Division	Purchases
Col VP Divd Opp, Cl 3	$380,356
Col VP Emerg Mkts Bond, Cl 2	363,980
Col VP Emer Mkts, Cl 3	1,084,549
Col VP Global Strategic Inc, Cl 3	454,539
Col VP Govt Money Mkt, Cl 3	823,782
Col VP Hi Yield Bond, Cl 3	655,468
Col VP Inc Opp, Cl 3	810,339
Col VP Inter Bond, Cl 3	2,517,857
Col VP Lg Cap Gro, Cl 3	68,219
Col VP Lg Cap Index, Cl 3	5,478,082
Col VP Limited Duration Cr, Cl 2	1,508,278
Col VP Long Govt/Cr Bond, Cl 2	183,388
Col VP Mid Cap Gro, Cl 3	170,169
Col VP Overseas Core, Cl 3	270,573
Col VP Select Lg Cap Val, Cl 3	235,504
Col VP Select Mid Cap Val, Cl 3	72,984
Col VP Select Sm Cap Val, Cl 3	99,329
Col VP US Govt Mtge, Cl 3	648,973
CS Commodity Return	111,795
CTIVP Allspg Short Dur Govt, Cl 2	966,357
CTIVP BR Gl Infl Prot Sec, Cl 3	540,303
CTIVP Loomis Sayles Gro, Cl 1	191,393
CTIVP Vty Sycamore Estb Val, Cl 3	256,889
Del Ivy VIP Asset Strategy, Cl II	128,274
DWS Alt Asset Alloc VIP, Cl B	236,317
EV VT Floating-Rate Inc, Init Cl	287,906
Fid VIP Contrafund, Serv Cl 2	11,616,034
Fid VIP Gro & Inc, Serv Cl	91,211
Fid VIP Mid Cap, Serv Cl	350,307
Fid VIP Overseas, Serv Cl	22,954
Fid VIP Strategic Inc, Serv Cl 2	3,141,458
Frank Global Real Est, Cl 2	178,657
Frank Inc, Cl 2	804,163
Frank Sm Cap Val, Cl 2	1,200,465
GS VIT Mid Cap Val, Inst	1,138,083
GS VIT Multi-Strategy Alt, Advisor	210,457
GS VIT Sm Cap Eq Insights, Inst	122,935
GS VIT U.S. Eq Insights, Inst	1,252,524
Invesco VI Am Fran, Ser I	58,543
Invesco VI Bal Risk Alloc, Ser II	160,106
Invesco VI Comstock, Ser II	150,026
Invesco VI Dis Mid Cap Gro, Ser I	147,274
Invesco VI Global, Ser II	1,361,549
Invesco VI Gbl Strat Inc, Ser II	1,010,065
Invesco VI Hlth, Ser II	358,615
Invesco VI Intl Gro, Ser II	330,975
Invesco VI Mn St Sm Cap, Ser II	778,593

Division	Purchases
Janus Henderson VIT Bal, Serv	$4,368,763
Janus Henderson VIT Enter, Serv	105,607
Janus Henderson VIT Flex Bd, Serv	609,588
Janus Hend VIT Gbl Tech Innov, Srv	253,827
Janus Henderson VIT Overseas, Serv	52,665
Janus Henderson VIT Res, Serv	491,606
Lazard Ret Global Dyn MA, Serv	171,974
MFS Mass Inv Gro Stock, Serv Cl	657,802
MFS New Dis, Serv Cl	517,841
MFS Utilities, Serv Cl	1,662,799
MS VIF Dis, Cl II	5,617,198
MS VIF Global Real Est, Cl II	62,357
NB AMT Intl Eq, Cl S	83,532
NB AMT US Eq Index PW Strat, Cl S	24,679
PIMCO VIT All Asset, Advisor Cl	695,815
PIMCO VIT Glb Man As Alloc, Adv Cl	116,446
PIMCO VIT Tot Return, Advisor Cl	1,864,292
Put VT Sus Leaders, Cl IB	148,242
Royce Micro-Cap, Invest Cl	29,856
Temp Global Bond, Cl 2	301,309
Third Ave VST Third Ave Value	12,135
VanEck VIP Global Gold, Cl S	475,760
VP Aggr, Cl 2	4,276,706
VP Aggr, Cl 4	946,336
VP Conserv, Cl 2	4,315,268
VP Conserv, Cl 4	2,888,205
VP Man Risk, Cl 2	903,176
VP Man Risk US, Cl 2	14,064,172
VP Man Vol Conserv, Cl 2	7,623,708
VP Man Vol Conserv Gro, Cl 2	13,607,454
VP Man Vol Gro, Cl 2	41,980,158
VP Man Vol Mod Gro, Cl 2	33,425,602
VP Mod, Cl 2	35,463,740
VP Mod, Cl 4	6,517,245
VP Mod Aggr, Cl 2	16,499,667
VP Mod Aggr, Cl 4	2,972,098
VP Mod Conserv, Cl 2	5,319,521
VP Mod Conserv, Cl 4	1,264,684
VP Ptnrs Core Eq, Cl 3	16,210
VP Ptnrs Sm Cap Val, Cl 3	95,656
VP US Flex Conserv Gro, Cl 2	3,622,959
VP US Flex Gro, Cl 2	36,656,434
VP US Flex Mod Gro, Cl 2	23,340,943
Wanger Intl	495,746
Wanger USA	805,755
WA Var Global Hi Yd Bond, Cl II	245,816

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%

72	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Global Thematic Gro, Cl B
2021	186	$3.71	to	$3.50	$681	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%	to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
AB VPS Gro & Inc, Cl B
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%	to	26.00%
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
AB VPS Intl Val, Cl B
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%	to	9.26%
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%	to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
Allspg VT Index Asset Alloc, Cl 2
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%	to	14.61%
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%	to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%	to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%	to	10.91%
Allspg VT Intl Eq, Cl 2
2021	676	$1.93	to	$1.32	$1,142	1.05%	0.55%	to	1.45%	6.29%	to	5.33%
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%	to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%	to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%	to	22.55%
Allspg VT Sm Cap Gro, Cl 2
2021	1,096	$6.54	to	$3.22	$6,481	—	0.55%	to	1.85%	7.05%	to	5.66%
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%	to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
ALPS Alerian Engy Infr, Class III
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%	to	35.25%
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)	to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
AC VP Intl, Cl I
2021	141	$2.09	to	$2.00	$289	0.16%	0.75%	to	0.95%	7.94%	to	7.72%
2020	155	$1.94	to	$1.86	$295	0.49%	0.75%	to	0.95%	24.94%	to	24.69%
2019	190	$1.55	to	$1.49	$287	0.85%	0.75%	to	0.95%	27.46%	to	27.21%
2018	202	$1.22	to	$1.17	$240	1.27%	0.75%	to	0.95%	(15.86%)	to	(16.03%)
2017	216	$1.45	to	$1.40	$307	0.91%	0.75%	to	0.95%	30.23%	to	29.97%
AC VP Mid Cap Val, Cl II
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%	to	21.25%
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
AC VP Ultra, Cl II
2021	603	$6.32	to	$6.04	$3,779	—	0.55%	to	1.45%	22.32%	to	21.22%
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	73

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl I
2021	131	$5.19	to	$4.97	$669	1.71%	0.75%	to	0.95%	23.58%	to	23.33%
2020	151	$4.20	to	$4.03	$626	2.32%	0.75%	to	0.95%	0.22%	to	0.02%
2019	159	$4.19	to	$4.03	$655	2.11%	0.75%	to	0.95%	26.08%	to	25.83%
2018	195	$3.32	to	$3.20	$639	1.62%	0.75%	to	0.95%	(9.83%)	to	(10.01%)
2017	229	$3.69	to	$3.56	$833	1.61%	0.75%	to	0.95%	7.94%	to	7.72%
BlackRock Global Alloc, Cl III
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%	to	4.47%
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%	to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%	to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
Calvert VP SRI Bal, Cl I
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%	to	13.74%
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%	to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%	to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
Col VP Bal, Cl 3
2021	16,796	$3.34	to	$2.03	$51,780	—	0.55%	to	1.85%	14.11%	to	12.63%
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%	to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%	to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
Col VP Commodity Strategy, Cl 2
2021	1,073	$0.73	to	$0.65	$754	—	0.55%	to	1.85%	31.29%	to	29.59%
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)	to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%	to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
Col VP Contrarian Core, Cl 2
2021	1,796	$3.24	to	$2.89	$5,557	—	0.55%	to	1.85%	23.28%	to	21.69%
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%	to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%	to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
Col VP Disciplined Core, Cl 3
2021	5,345	$4.50	to	$3.64	$21,946	—	0.55%	to	1.45%	31.84%	to	30.66%
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
Col VP Divd Opp, Cl 3
2021	5,968	$3.51	to	$2.47	$23,277	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
Col VP Emerg Mkts Bond, Cl 2
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98%)	to	(4.25%)
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%	to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
Col VP Emer Mkts, Cl 3
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%	to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%

74	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 3
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%	to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%
Col VP Govt Money Mkt, Cl 3
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52%)	to	(1.44%)
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)	to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
Col VP Hi Yield Bond, Cl 3
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%	to	3.35%
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%	to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
Col VP Inc Opp, Cl 3
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%	to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
Col VP Inter Bond, Cl 3
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90%)	to	(1.79%)
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%	to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
Col VP Lg Cap Gro, Cl 3
2021	1,775	$5.75	to	$4.69	$5,240	—	0.55%	to	1.45%	27.83%	to	26.69%
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%	to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%	to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%	to	26.11%
Col VP Lg Cap Index, Cl 3
2021	16,719	$4.82	to	$2.92	$66,822	—	0.55%	to	1.85%	27.51%	to	25.87%
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%	to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%	to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)	to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%	to	19.07%
Col VP Limited Duration Cr, Cl 2
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38%)	to	(2.67%)
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%	to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%	to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)	to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%	to	(0.06%)
Col VP Long Govt/Cr Bond, Cl 2
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99%)	to	(5.24%)
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%	to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%	to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)	to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%	to	8.97%
Col VP Mid Cap Gro, Cl 3
2021	1,182	$4.80	to	$4.17	$4,791	—	0.55%	to	1.45%	15.77%	to	14.73%
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%	to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%	to	21.03%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	75

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Overseas Core, Cl 3
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%	to	8.30%
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%	to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%	to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%	to	25.54%
Col VP Select Lg Cap Val, Cl 3
2021	271	$3.94	to	$3.13	$953	—	0.55%	to	1.45%	25.46%	to	24.33%
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%	to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%	to	19.07%
Col VP Select Mid Cap Val, Cl 3
2021	568	$3.91	to	$3.13	$2,159	—	0.55%	to	1.45%	31.41%	to	30.23%
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%	to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%	to	11.76%
Col VP Select Sm Cap Val, Cl 3
2021	394	$3.55	to	$2.93	$1,586	—	0.55%	to	1.45%	30.08%	to	28.92%
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%	to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%	to	10.59%
Col VP US Govt Mtge, Cl 3
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61%)	to	(2.49%)
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%	to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%	to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%	to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%	to	1.73%
CS Commodity Return
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%	to	26.06%
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)	to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%	to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)	to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%	to	0.06%
CTIVP Allspg Short Dur Govt, Cl 2
2021	2,445	$1.03	to	$0.91	$2,453	1.07%	0.55%	to	1.85%	(2.24%)	to	(3.50%)
2020	6,746	$1.06	to	$0.95	$6,854	2.92%	0.55%	to	1.85%	2.82%	to	1.48%
2019	3,226	$1.03	to	$0.93	$3,240	0.82%	0.55%	to	1.85%	2.77%	to	1.44%
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%	to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)	to	(1.41%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%	to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%	to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)	to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%	to	1.07%
CTIVP Loomis Sayles Gro, Cl 1
2021	2,585	$2.76	to	$2.62	$6,985	—	0.55%	to	1.45%	17.92%	to	16.87%
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%	to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%	to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)	to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%	to	31.12%
CTIVP Vty Sycamore Estb Val, Cl 3
2021	299	$4.71	to	$3.84	$1,289	—	0.55%	to	1.45%	31.02%	to	29.85%
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%	to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%	to	14.07%

76	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Del Ivy VIP Asset Strategy, Cl II
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%	to	8.41%
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%	to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%	to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)	to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%	to	16.12%
DWS Alt Asset Alloc VIP, Cl B
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%	to	10.29%
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%	to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%	to	5.05%
EV VT Floating-Rate Inc, Init Cl
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%	to	2.13%
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%	to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
Fid VIP Contrafund, Serv Cl 2
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%	to	25.17%
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%	to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
Fid VIP Gro & Inc, Serv Cl
2021	366	$3.49	to	$3.35	$1,251	2.30%	0.75%	to	0.95%	24.82%	to	24.58%
2020	409	$2.80	to	$2.69	$1,118	2.04%	0.75%	to	0.95%	6.93%	to	6.72%
2019	440	$2.62	to	$2.52	$1,129	3.49%	0.75%	to	0.95%	28.97%	to	28.71%
2018	487	$2.03	to	$1.96	$969	0.25%	0.75%	to	0.95%	(9.76%)	to	(9.94%)
2017	529	$2.25	to	$2.17	$1,168	1.15%	0.75%	to	0.95%	15.90%	to	15.67%
Fid VIP Mid Cap, Serv Cl
2021	343	$6.62	to	$6.35	$2,210	0.51%	0.75%	to	0.95%	24.57%	to	24.32%
2020	367	$5.31	to	$5.10	$1,904	0.56%	0.75%	to	0.95%	17.16%	to	16.92%
2019	397	$4.54	to	$4.37	$1,760	0.78%	0.75%	to	0.95%	22.43%	to	22.18%
2018	443	$3.71	to	$3.57	$1,604	0.54%	0.75%	to	0.95%	(15.28%)	to	(15.45%)
2017	490	$4.37	to	$4.23	$2,101	0.60%	0.75%	to	0.95%	19.80%	to	19.57%
Fid VIP Overseas, Serv Cl
2021	112	$2.41	to	$2.31	$264	0.44%	0.75%	to	0.95%	18.68%	to	18.44%
2020	117	$2.03	to	$1.95	$233	0.35%	0.75%	to	0.95%	14.63%	to	14.40%
2019	148	$1.77	to	$1.71	$258	1.65%	0.75%	to	0.95%	26.72%	to	26.47%
2018	172	$1.40	to	$1.35	$235	1.42%	0.75%	to	0.95%	(15.52%)	to	(15.69%)
2017	193	$1.66	to	$1.60	$313	1.34%	0.75%	to	0.95%	29.13%	to	28.88%
Fid VIP Strategic Inc, Serv Cl 2
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%	to	1.61%
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%	to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%
Frank Global Real Est, Cl 2
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%	to	24.97%
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
Frank Inc, Cl 2
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%	to	14.61%
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%	to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	77

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Sm Cap Val, Cl 2
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%		to	23.07%
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%		to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%		to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)		to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%		to	8.63%
GS VIT Mid Cap Val, Inst
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%		to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%		to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)		to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%		to	9.75%
GS VIT Multi-Strategy Alt, Advisor
2021	661	$1.05	to	$0.95	$669	1.64%	0.55%	to	1.85%	4.08%		to	2.74%
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%		to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%		to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)		to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%		to	3.22%
GS VIT Sm Cap Eq Insights, Inst
2021	114	$4.61	to	$4.41	$508	0.48%	0.75%	to	0.95%	22.87%		to	22.62%
2020	112	$3.75	to	$3.60	$406	0.24%	0.75%	to	0.95%	7.77%		to	7.56%
2019	121	$3.48	to	$3.35	$408	0.50%	0.75%	to	0.95%	23.91%		to	23.66%
2018	124	$2.81	to	$2.71	$336	0.47%	0.75%	to	0.95%	(9.31%)		to	(9.49%)
2017	125	$3.09	to	$2.99	$376	0.55%	0.75%	to	0.95%	10.73%		to	10.51%
GS VIT U.S. Eq Insights, Inst
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%		to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%		to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%		to	22.29%
Invesco VI Am Fran, Ser I
2021	120	$3.96	to	$3.88	$470	—	0.75%	to	0.95%	11.09%		to	10.87%
2020	121	$3.56	to	$3.50	$425	0.08%	0.75%	to	0.95%	41.29%		to	41.01%
2019	153	$2.52	to	$2.48	$382	—	0.75%	to	0.95%	35.73%		to	35.46%
2018	155	$1.86	to	$1.83	$285	—	0.75%	to	0.95%	(4.35%)		to	(4.54%)
2017	159	$1.94	to	$1.92	$307	0.08%	0.75%	to	0.95%	26.39%		to	26.14%
Invesco VI Bal Risk Alloc, Ser II
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%		to	7.26%
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
Invesco VI Comstock, Ser II
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%		to	31.13%
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
Invesco VI Dis Mid Cap Gro, Ser I
2021	565	$1.78	to	$1.77	$1,006	—	0.75%	to	1.20%	18.21%		to	17.68%
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(7)	to	50.36	%(7)
Invesco VI Global, Ser II
2021	2,550	$4.50	to	$2.39	$9,730	—	0.55%	to	1.85%	14.54%		to	13.06%
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%

78	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Gbl Strat Inc, Ser II
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09%)		to	(5.34%)
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
Invesco VI Hlth, Ser II
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
Invesco VI Intl Gro, Ser II
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%		to	4.09%
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
Invesco VI Mn St Sm Cap, Ser II
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%		to	20.02%
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
Janus Henderson VIT Bal, Serv
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%		to	14.76%
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(6)	to	(1.54	%)(6)
Janus Henderson VIT Enter, Serv
2021	345	$3.05	to	$2.92	$1,027	0.25%	0.75%	to	0.95%	15.67%		to	15.44%
2020	392	$2.64	to	$2.53	$1,012	—	0.75%	to	0.95%	18.29%		to	18.06%
2019	428	$2.23	to	$2.15	$937	0.05%	0.75%	to	0.95%	34.15%		to	33.88%
2018	453	$1.66	to	$1.60	$740	0.11%	0.75%	to	0.95%	(1.41%)		to	(1.61%)
2017	560	$1.69	to	$1.63	$928	0.14%	0.75%	to	0.95%	26.14%		to	25.89%
Janus Henderson VIT Flex Bd, Serv
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65%)		to	(2.93%)
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
Janus Hend VIT Gbl Tech Innov, Srv
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%		to	16.34%
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%
Janus Henderson VIT Overseas, Serv
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%		to	11.94%
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%		to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%		to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)		to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%		to	29.25%
Janus Henderson VIT Res, Serv
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%		to	17.85%
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%		to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%		to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)		to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%		to	25.22%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	79

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Ret Global Dyn MA, Serv
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%	to	9.88%
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%	to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%	to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)	to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%	to	18.34%
MFS Mass Inv Gro Stock, Serv Cl
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%	to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%	to	26.26%
MFS New Dis, Serv Cl
2021	491	$6.02	to	$6.81	$2,211	—	0.55%	to	1.20%	1.02%	to	0.36%
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%	to	24.83%
MFS Utilities, Serv Cl
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%	to	11.74%
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%	to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%	to	22.51%
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%	to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%	to	12.40%
MS VIF Dis, Cl II
2021	835	$7.18	to	$4.46	$5,880	—	0.55%	to	1.85%	(11.68%)	to	(12.83%)
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%	to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%	to	36.07%
MS VIF Global Real Est, Cl II
2021	462	$1.73	to	$1.54	$765	2.37%	0.55%	to	1.45%	23.16%	to	22.05%
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
NB AMT Intl Eq, Cl S
2021	443	$1.77	to	$1.75	$785	0.32%	0.55%	to	1.45%	12.73%	to	11.72%
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%	to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%	to	24.94%
NB AMT US Eq Index PW Strat, Cl S
2021	103	$1.31	to	$1.19	$131	0.30%	0.55%	to	1.85%	17.31%	to	15.78%
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%	to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%	to	4.73%
PIMCO VIT All Asset, Advisor Cl
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%	to	13.91%
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%	to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
PIMCO VIT Glb Man As Alloc, Adv Cl
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%	to	10.53%
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%	to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%

80	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91%)	to	(3.17%)
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%	to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
Put VT Sus Leaders, Cl IB
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%	to	22.06%
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%	to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%
Royce Micro-Cap, Invest Cl
2021	69	$5.64	to	$5.41	$377	—	0.75%	to	0.95%	29.01%	to	28.75%
2020	73	$4.37	to	$4.20	$309	—	0.75%	to	0.95%	22.87%	to	22.62%
2019	74	$3.56	to	$3.43	$257	—	0.75%	to	0.95%	18.66%	to	18.42%
2018	81	$3.00	to	$2.89	$237	—	0.75%	to	0.95%	(9.73%)	to	(9.91%)
2017	92	$3.32	to	$3.21	$298	0.62%	0.75%	to	0.95%	4.40%	to	4.19%
Temp Global Bond, Cl 2
2021	1,817	$0.90	to	$0.80	$1,563	—	0.55%	to	1.85%	(5.51%)	to	(6.74%)
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)	to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%	to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%	to	0.06%
Third Ave VST Third Ave Value
2021	152	$2.99	to	$2.86	$440	0.69%	0.75%	to	0.95%	21.15%	to	20.91%
2020	170	$2.46	to	$2.37	$408	2.73%	0.75%	to	0.95%	(3.12%)	to	(3.32%)
2019	176	$2.54	to	$2.45	$435	0.26%	0.75%	to	0.95%	11.62%	to	11.40%
2018	200	$2.28	to	$2.20	$444	1.86%	0.75%	to	0.95%	(20.94%)	to	(21.10%)
2017	218	$2.88	to	$2.79	$615	0.81%	0.75%	to	0.95%	12.74%	to	12.52%
VanEck VIP Global Gold, Cl S
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48%)	to	(15.59%)
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%	to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%	to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)	to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%	to	9.59%
VP Aggr, Cl 2
2021	16,955	$2.75	to	$1.86	$44,160	—	0.55%	to	1.85%	15.12%	to	13.64%
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%	to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%	to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)	to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%	to	16.74%
VP Aggr, Cl 4
2021	18,122	$2.75	to	$2.48	$47,715	—	0.55%	to	1.45%	15.14%	to	14.11%
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%	to	17.17%
VP Conserv, Cl 2
2021	22,117	$1.57	to	$1.20	$32,802	—	0.55%	to	1.85%	2.25%	to	0.93%
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%	to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)	to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%	to	5.45%
VP Conserv, Cl 4
2021	16,983	$1.57	to	$1.42	$25,375	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%	to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%	to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)	to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%	to	5.80%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Risk, Cl 2
2021	8,335	$1.33	to	$1.26	$10,877	—	0.55%	to	1.85%	10.12%		to	8.69%
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%		to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%		to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	%(5)	to	3.16	%(5)
VP Man Risk US, Cl 2
2021	25,436	$1.45	to	$1.37	$36,209	—	0.55%	to	1.85%	12.72%		to	11.26%
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%		to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%		to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	%(5)	to	3.95	%(5)
VP Man Vol Conserv, Cl 2
2021	33,416	$1.33	to	$1.20	$43,039	—	0.55%	to	1.85%	2.06%		to	0.74%
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%		to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%		to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
VP Man Vol Conserv Gro, Cl 2
2021	78,230	$1.43	to	$1.32	$110,899	—	0.55%	to	1.85%	4.88%		to	3.52%
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%		to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%		to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
VP Man Vol Gro, Cl 2
2021	416,960	$1.65	to	$1.60	$713,185	—	0.55%	to	1.85%	11.28%		to	9.84%
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%		to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%		to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
VP Man Vol Mod Gro, Cl 2
2021	663,538	$1.55	to	$1.46	$1,089,495	—	0.55%	to	1.85%	8.10%		to	6.71%
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%		to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%		to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
VP Mod, Cl 2
2021	248,772	$2.13	to	$1.51	$502,487	—	0.55%	to	1.85%	8.41%		to	7.01%
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%		to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%		to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
VP Mod, Cl 4
2021	212,114	$2.14	to	$1.92	$432,673	—	0.55%	to	1.45%	8.45%		to	7.47%
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
VP Mod Aggr, Cl 2
2021	82,152	$2.43	to	$1.68	$189,530	—	0.55%	to	1.85%	11.69%		to	10.25%
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%		to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%		to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)		to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
VP Mod Aggr, Cl 4
2021	54,164	$2.43	to	$2.19	$125,938	—	0.55%	to	1.45%	11.72%		to	10.72%
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%		to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%		to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%

82	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 2
2021	52,311	$1.83	to	$1.34	$90,527	—	0.55%	to	1.85%	5.16%		to	3.80%
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%		to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%		to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)		to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%		to	8.00%
VP Mod Conserv, Cl 4
2021	45,021	$1.83	to	$1.65	$78,614	—	0.55%	to	1.45%	5.21%		to	4.26%
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%		to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%		to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)		to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%		to	8.34%
VP Ptnrs Core Eq, Cl 3
2021	530	$3.33	to	$2.98	$1,686	—	0.55%	to	1.45%	28.63%		to	27.48%
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%		to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%		to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%		to	18.55%
VP Ptnrs Sm Cap Val, Cl 3
2021	839	$3.27	to	$2.49	$3,393	—	0.55%	to	1.45%	23.21%		to	22.10%
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
VP US Flex Conserv Gro, Cl 2(8)
2021	22,654	$1.29	to	$1.30	$30,735	—	0.55%	to	1.85%	6.91%		to	5.53%
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	%(5)	to	9.68%
VP US Flex Gro, Cl 2(8)
2021	164,863	$1.45	to	$1.56	$268,291	—	0.55%	to	1.85%	14.87%		to	13.38%
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(5)	to	16.29%
VP US Flex Mod Gro, Cl 2(8)
2021	100,979	$1.38	to	$1.43	$150,643	—	0.55%	to	1.85%	10.86%		to	9.43%
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	%(5)	to	13.08%
Wanger Intl
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%		to	17.10%
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%		to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%		to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
Wanger USA
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%		to	7.33%
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT	83

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WA Var Global Hi Yd Bond, Cl II
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%	to	(0.81%)
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%	to	6.44%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on September 18, 2017.
(6)	New subaccount operations commenced on April 27, 2018.
(7)	New subaccount operations commenced on April 24, 2020.
(8)	Effective September 18, 2017, the Fund option became available under RAVA.

84	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2021 ANNUAL REPORT

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years then ended, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/  PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 21, 2022

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2021	2020
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2021, $1,710,400; 2020, $1,680,340, allowance for credit losses: 2021, nil; 2020, $739)	$1,840,154	$1,873,639
Mortgage loans, at amortized cost (allowance for credit losses: 2021, $859; 2020, $2,075)	155,720	166,845
Policy loans	52,068	48,712
Other investments	512	484
Total investments	2,048,454	2,089,680
Cash and cash equivalents	370,237	262,009
Reinsurance recoverables (allowance for credit losses: 2021, $5,400; 2020, $4,800)	184,971	185,087
Other receivables	13,830	8,250
Accrued investment income	13,440	13,653
Deferred acquisition costs	175,258	162,650
Other assets	411,394	324,757
Separate account assets	5,432,261	5,122,397
Total assets	$8,649,845	$8,168,483

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$2,106,471	$2,169,010
Other liabilities	551,780	346,842
Separate account liabilities	5,432,261	5,122,397
Total liabilities	8,090,512	7,638,249
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	420,377	350,273
Accumulated other comprehensive income, net of tax	30,030	71,035
Total shareholder’s equity	559,333	530,234
Total liabilities and shareholder’s equity	$8,649,845	$8,168,483

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2021	2020	2019
Revenues
Premiums	$15,416	$17,699	$21,052
Net investment income	65,369	70,451	75,807
Policy and contract charges	139,659	123,702	121,572
Other revenues	27,360	24,526	23,990
Net realized investment gains (losses)	11,580	(346)	(1,035)
Total revenues	259,384	236,032	241,386

Benefits and Expenses
Benefits, claims, losses and settlement expenses	84,589	83,691	75,842
Interest credited to fixed accounts	47,165	49,171	49,390
Amortization of deferred acquisition costs	6,296	18,276	10,892
Other insurance and operating expenses	35,838	35,551	37,170
Total benefits and expenses	173,888	186,689	173,294
Pretax income (loss)	85,496	49,343	68,092
Income tax provision (benefit)	15,392	7,671	8,993
Net income	$70,104	$41,672	$59,099

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2021	2020	2019

Net income	$70,104	$41,672	$59,099
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(41,005)	25,508	45,957
Total other comprehensive income (loss), net of tax	(41,005)	25,508	45,957
Total comprehensive income	$29,099	$67,180	$105,056

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2019	$2,000	$106,926	$295,481	$(430)	$403,977
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(150)	—	(150)
Net income	—	—	59,099	—	59,099
Other comprehensive income (loss), net of tax	—	—	—	45,957	45,957
Cash dividends to RiverSource Life Insurance Company	—	—	(43,000)	—	(43,000)

Balances at December 31, 2019	2,000	106,926	311,430	45,527	465,883
Cumulative effect of adoption of current expected credit losses guidance	—	—	(2,829)	—	(2,829)
Net income	—	—	41,672	—	41,672
Other comprehensive income (loss), net of tax	—	—	—	25,508	25,508

Balances at December 31, 2020	2,000	106,926	350,273	71,035	530,234
Net income	—	—	70,104	—	70,104
Other comprehensive income (loss), net of tax	—	—	—	(41,005)	(41,005)
Balances at December 31, 2021	$2,000	$106,926	$420,377	$30,030	$559,333

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2021	2020	2019
Cash Flows from Operating Activities
Net income	$70,104	$41,672	$59,099
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,903	1,575	952
Deferred income tax (benefit) expense	(7,895)	(10,626)	(8,503)
Contractholder and policyholder charges, non-cash	(26,825)	(26,308)	(25,518)
(Gain) Loss from equity method investments	(44)	(53)	(57)
Net realized investment (gains) losses	(11,901)	(1,350)	(22)
Impairments and provision for loan losses	321	1,696	1,054
Change in operating assets and liabilities:
Deferred acquisition costs	(8,743)	3,739	(8,170)
Policyholder account balances, future policy benefits and claims, net	(41,807)	115,496	39,172
Derivatives, net of collateral	93,328	(34,858)	(27,855)
Reinsurance recoverables	(265)	(8,659)	(9,332)
Other receivables	(5,580)	(237)	(682)
Accrued investment income	213	(593)	1,819
Current income tax, net	(19,210)	19,086	2,495
Other, net	10,712	3,676	3,257
Net cash provided by (used in) operating activities	55,311	104,256	27,709

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	15,898	6,109	8,752
Maturities, sinking fund payments and calls	322,473	208,944	227,635
Purchases	(361,731)	(329,029)	(147,680)
Proceeds from maturities and repayments of mortgage loans	18,041	18,508	16,829
Funding of mortgage loans	(5,700)	(23,585)	(23,650)
Net proceeds from sales of other investments	47	3	—
Purchase of other investments	(9)	(9)	8
Change in policy loans, net	(3,356)	621	445
Net cash provided by (used in) investing activities	(14,337)	(118,438)	82,339

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	119,937	121,283	138,744
Net transfers from (to) separate accounts	(13,581)	(239)	(2,793)
Surrenders and other benefits	(91,215)	(86,335)	(113,264)
Proceeds from line of credit with Ameriprise Financial, Inc.	5,800	6,000	2,500
Repayments to Ameriprise Financial, Inc. on line of credit	(5,800)	(6,000)	(2,500)
Cash received from purchased options with deferred premiums	53,361	—	42,423
Cash paid for purchased options with deferred premiums	(1,248)	(7,638)	(16,812)
Cash dividends to RiverSource Life Insurance Company	—	—	(43,000)
Net cash provided by (used in) financing activities	67,254	27,071	5,298
Net increase (decrease) in cash and cash equivalents	108,228	12,889	115,346
Cash and cash equivalents at beginning of period	262,009	249,120	133,774
Cash and cash equivalents at end of period	$370,237	$262,009	$249,120
Supplemental Disclosures:
Income taxes paid (received), net	$42,497	$(790)	$14,965

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2022, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders. During 2021, the Company made the decision to discontinue new sales of substantially all of its variable annuities with living benefit guarantees at the end of 2021, with a full exit by mid-2022. As the Company continues to optimize its risk profile and shift its business mix to lower risk offerings, it has discontinued new sales of its UL insurance with secondary guarantees.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted accounting standard, Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments, on January 1, 2020. The significant accounting policies for Available-for-Sale Securities, Financing Receivables, and Reinsurance were updated as a result of adopting the new accounting standard.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for

RiverSource Life Insurance Co. of New York

credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments. However, for Available-for-Sale securities that recognized an impairment prior to January 1, 2020 by reducing the book value of the security, the difference between the new amortized cost basis and the improved cash flows expected to be collected is accreted as interest income.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”)

RiverSource Life Insurance Co. of New York

ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Modifications to loan terms do not automatically result in troubled debt restructurings (“TDRs”). Per the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus, modifications made on a good faith basis in response to the coronavirus disease 2019 (“COVID-19”) pandemic to borrowers who were not more than 30 days past due as of December 31, 2019, such as payment deferrals, extensions of repayment terms, fee waivers, or delays in payment that are not significant to the unpaid principal value of the loan, are not considered TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated selling costs. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data

RiverSource Life Insurance Co. of New York

may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Co. of New York

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as Reinsurance recoverables.

RiverSource Life Insurance Co. of New York

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Co. of New York

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or

RiverSource Life Insurance Co. of New York

loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis. Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the Financial Accounting Standards Board (“FASB”) updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to: (1) accounting principles related to intra-period tax allocation to be applied on a prospective basis, (2) deferred tax liabilities related to outside basis differences to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption, and (3) year-to-date losses in interim periods to be applied on a prospective basis. The update also amends existing guidance related to situations when an entity receives: (1) a step-up in the tax basis of goodwill to be applied on a prospective basis, (2) an allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements to be applied on a retrospective basis for all periods presented, (3) interim recognition of enactment of tax laws or rate changes to be applied on a prospective basis, and (4) franchise taxes and other taxes partially based on income to be applied on a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted the standard on January 1, 2021. The adoption of this standard had no impact on the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Reference Rate Reform — Expedients for Contract Modifications

In March 2020, the FASB updated the accounting standards to provide optional expedients and exceptions for applying GAAP to contracts, hedging or other transactions that are affected by reference rate reform (i.e., the elimination of the London Inter-Bank Offered Rate (“LIBOR”)). The following expedients are provided for modified contracts whose reference rate is changed: (1) receivables and debt contracts are accounted for prospectively by adjusting the effective interest rate, (2) leases are accounted for as a continuation of the existing contracts with no reassessments of the lease classification and discount rate or remeasurements of lease payments that otherwise would be required, and (3) an entity is not required to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract. The amendments in this update were effective upon issuance and must be elected prior to December 31, 2022. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions. In January 2021, FASB updated the standard to allow an entity to elect to apply the treatment under the original guidance to derivative instruments that use an interest rate that for margining, discounting or contract price alignment that will be modified due to reference rate reform but did not qualify under the original guidance. The Company has not yet applied any of the optional expedients. The adoption of the standard is not expected to have an impact on the Company’s results of operations and financial condition.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

RiverSource Life Insurance Co. of New York

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature including the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The standard is effective for interim and annual periods beginning after December 15, 2022. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently in the process of implementing the standard, including the implementation of controlled measurement and reporting processes. The Company expects the impact of adopting the standard to be material to its financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$11,402	$10,217	$9,802
Unaffiliated	936	747	752
Total	12,338	10,964	10,554
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,908	2,560	2,492
Unaffiliated	1,127	1,019	1,062
	4,035	3,579	3,554
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management LLC)	22,969	20,638	20,122
Unaffiliated	282	226	215
	23,251	20,864	20,337
Total	27,286	24,443	23,891
Total revenue from contracts with customers	39,624	35,407	34,445
Revenue from other sources(1)	219,760	200,625	206,941
Total revenues	$259,384	$236,032	$241,386

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

RiverSource Life Insurance Co. of New York

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.6 million and $3.3 million as of December 31, 2021 and 2020, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2021
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$921,350	$90,826	$(4,480)	$—	$1,007,696
Residential mortgage backed securities	337,609	3,997	(1,303)	—	340,303
Commercial mortgage backed securities	320,574	8,502	(763)	—	328,313
State and municipal obligations	108,074	30,827	(5)	—	138,896
Asset backed securities	20,894	1,910	(6)	—	22,798
Foreign government bonds and obligations	1,789	271	(22)	—	2,038
U.S. government and agency obligations	110	—	—	—	110
Total	$1,710,400	$136,333	$(6,579)	$—	$1,840,154

RiverSource Life Insurance Co. of New York

	December 31, 2020
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$978,633	$131,349	$(349)	$(739)	$1,108,894
Residential mortgage backed securities	243,325	7,679	(7)	—	250,997
Commercial mortgage backed securities	303,212	19,344	(792)	—	321,764
State and municipal obligations	123,621	34,364	—	—	157,985
Asset backed securities	29,609	2,067	—	—	31,676
Foreign government bonds and obligations	1,829	395	(12)	—	2,212
U.S. government and agency obligations	111	—	—	—	111
Total	$1,680,340	$195,198	$(1,160)	$(739)	$1,873,639

As of December 31, 2021 and 2020, accrued interest of $12.9 million and $13.1 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2021 and 2020, investment securities with a fair value of $208.8 million and $91.4 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $144.3 million and $37.9 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2021 and 2020, fixed maturity securities comprised approximately 90% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2021 and 2020, $34.6 million and $43.7 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2021			December 31, 2020
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$674,144	$686,258	37%	$567,469	$596,282	32%
AA	59,332	80,770	5	67,672	92,126	5
A	181,353	216,077	12	218,043	267,217	14
BBB	687,598	740,720	40	687,026	768,632	41
Below investment grade	107,973	116,329	6	140,130	149,382	8
Total fixed maturities	$1,710,400	$1,840,154	100%	$1,680,340	$1,873,639	100%

As of December 31, 2021 and 2020, approximately 46% and 38%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2021 and 2020.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2021
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	56	$223,974	$(3,986)	6	$7,924	$(494)	62	$231,898	$(4,480)
Residential mortgage backed securities	8	201,216	(1,303)	—	—	—	8	201,216	(1,303)
Commercial mortgage backed securities	12	74,061	(761)	1	863	(2)	13	74,924	(763)
Asset backed securities	1	4,493	(6)	—	—	—	1	4,493	(6)
State and municipal obligations	2	500	(5)	—	—	—	2	500	(5)
Foreign government bonds and obligations	—	—	—	1	86	(22)	1	86	(22)
Total	79	$504,244	$(6,061)	8	$8,873	$(518)	87	$513,117	$(6,579)

RiverSource Life Insurance Co. of New York

	December 31, 2020
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	12	$28,018	$(266)	1	$1,591	$(83)	13	$29,609	$(349)
Residential mortgage backed securities	2	1,367	(7)	1	59	—	3	1,426	(7)
Commercial mortgage backed securities	8	36,014	(710)	3	3,184	(82)	11	39,198	(792)
Foreign government bonds and obligations	—	—	—	1	96	(12)	1	96	(12)
Total	22	$65,399	$(983)	6	$4,930	$(177)	28	$70,329	$(1,160)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2021 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2021 and 2020, approximately 77% and 72%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2020(1)	$—
Additions for which credit losses were not previously recorded	975
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(236)
Balance at December 31, 2020	739
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(104)
Charge-offs	(635)
Balance at December 31, 2021	$—

(1)

Prior to January 1, 2020, credit losses on Available-for-Sale securities were not recorded in an allowance but were recorded as a reduction of the book value of the security if the security was other-than-temporarily impaired.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Gross realized investment gains	$11,923	$1,461	$284
Gross realized investment losses	(9)	(111)	(262)
Credit reversals (losses)	104	(739)	(1,054)
Other impairments	(1,641)	—	—
Total	$10,377	$611	$(1,032)

Net credit reversals for the year ended December 31, 2021 primarily related to decreases in an allowance for credit losses. For the year ended December 31, 2020, credit losses primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other-than-temporary impairments for the year ended December 31, 2019 related to corporate debt securities. Other impairments for the year ended December 31, 2021 were the result of intent to sell certain Available-for-Sale securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity as of December 31, 2021 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$108,095	$109,464
Due after one year through five years	336,859	356,233
Due after five years through 10 years	231,914	240,251
Due after 10 years	354,455	442,792
	1,031,323	1,148,740
Residential mortgage backed securities	337,609	340,303
Commercial mortgage backed securities	320,574	328,313
Asset backed securities	20,894	22,798
Total	$1,710,400	$1,840,154

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Fixed maturities	$57,644	$60,840	$65,554
Mortgage loans	7,223	7,876	7,223
Policy loans and other investments	2,411	3,480	4,797
	67,278	72,196	77,574
Less: investment expenses	1,909	1,745	1,767
Total	$65,369	$70,451	$75,807

7.  FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following tables present a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at December 31, 2019(1)	$2,038
Cumulative effect of adoption of current expected credit losses guidance	(919)
Balance at January 1, 2020	1,119
Provisions	956
Balance at December 31, 2020	2,075
Provisions	(1,216)
Balance at December 31, 2021	$859

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

(in thousands)	Mortgage Loans
Balance at January 1, 2019	$2,038
Charge-offs	—
Balance at December 31, 2019	$2,038

As of December 31, 2021 and 2020, accrued interest on mortgage loans was $501 thousand and $537 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

All loans were considered to be performing as of both December 31, 2021 and 2020.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review. Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk

RiverSource Life Insurance Co. of New York

changes. Mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2021 and 2020. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. Total mortgage loan modifications through December 31, 2020 due to the COVID-19 pandemic consisted of 5 loans with a total unpaid balance of $7.3 million. Modifications primarily consisted of short-term forbearance and interest only payments. There were no additional modifications during the year ended December 31, 2021. As of December 31, 2021, there were no loans remaining that were modified due to COVID-19. All loans returned to their normal payment schedules. Total mortgage loans past due were nil as of both December 31, 2021 and 2020.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

(in thousands)	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	2,500	1,940	2,702	2,261	—	1,332	10,735
60% – 80%	1,786	5,913	2,408	3,514	4,255	1,471	19,347
40% – 60%	1,384	7,769	11,767	12,934	8,010	21,749	63,613
<40%	—	6,655	2,675	6,070	10,148	37,336	62,884
Total	$5,670	$22,277	$19,552	$24,779	$22,413	$61,888	$156,579

(in thousands)	December 31, 2020
	2020	2019	2018	2017	2016	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	1,903	5,264	2,328	—	2,407	—	11,902
60% – 80%	7,972	9,713	3,632	3,327	3,079	4,653	32,376
40% – 60%	7,368	4,403	16,771	10,107	3,881	13,853	56,383
<40%	5,694	880	3,002	12,461	3,529	42,693	68,259
Total	$22,937	$20,260	$25,733	$25,895	$12,896	$61,199	$168,920

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
	2021	2020	2021	2020
	(in thousands)
Pacific	$45,171	$47,925	29%	28%
South Atlantic	27,124	30,108	17	18
Mountain	22,735	22,801	15	13
Middle Atlantic	17,604	21,531	11	13
East North Central	13,621	12,634	9	7
West North Central	13,224	14,579	8	9
West South Central	7,669	8,212	5	5
East South Central	5,629	5,970	4	4
New England	3,802	5,160	2	3

	156,579	168,920	100%	100%

Less: allowance for credit losses	859	2,075

Total	$155,720	$166,845

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
	2021	2020	2021	2020
	(in thousands)
Retail	$45,906	$48,272	29%	29%
Apartments	44,365	49,786	28	29
Industrial	30,310	31,885	19	19
Office	18,023	19,939	12	12
Mixed use	7,883	8,302	5	5
Other	10,092	10,736	7	6

	156,579	168,920	100%	100%

Less: allowance for credit losses	859	2,075

Total	$155,720	$166,845

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Troubled Debt Restructurings

There were no loans accounted for as a troubled debt restructuring by the Company during the years ended December 31, 2021, 2020 and 2019. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2021 primarily reflected a favorable impact from lower surrenders on variable annuities with living benefits and spread changes on universal life products. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits.

The balances of and changes in DAC were as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$162,650	$174,062	$177,196
Capitalization of acquisition costs	15,039	14,537	19,062
Amortization	(12,277)	(13,599)	(10,536)
Amortization, impact of valuation assumptions review	5,981	(4,677)	(356)
Impact of change in net unrealized (gains) losses on securities	3,865	(7,673)	(11,304)
Balance at December 31	$175,258	$162,650	$174,062

The balances of and changes in DSIC, which is included in Other assets, were as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$8,596	$10,096	$12,066
Capitalization of sales inducement costs	52	59	60
Amortization	(934)	(730)	(896)
Amortization, impact of valuation assumptions review	102	(902)	95
Impact of change in net unrealized (gains) losses on securities	282	73	(1,229)
Balance at December 31	$8,098	$8,596	$10,096

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2021 and 2020, traditional life and UL insurance policies in force were $11.5 billion and $11.4 billion, respectively, of which $8.1 billion as of both December 31, 2021 and 2020 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Direct premiums	$26,456	$29,441	$32,695
Reinsurance ceded	(11,040)	(11,742)	(11,643)
Net premiums	$15,416	$17,699	$21,052

Policy and contract charges are presented on the Statements of Income net of $9.3 million, $8.5 million and $7.9 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2021, 2020 and 2019, respectively.

The amount of claims recovered through reinsurance on all contracts was $16.0 million, $22.7 million and $18.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Reinsurance recoverables include $143.4 million and $141.6 million related to LTC risk ceded to Genworth as of December 31, 2021 and 2020, respectively.

Policyholder account balances, future policy benefits and claims include $1.4 million and $1.5 million related to previously assumed reinsurance arrangements as of December 31, 2021 and 2020, respectively.

RiverSource Life Insurance Co. of New York

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2021	2020
Policyholder account balances
Fixed annuities(1)	$779,580	$801,476
Variable annuity fixed sub-accounts	268,266	268,830
UL/VUL insurance	193,239	190,878
IUL insurance	143,396	124,665
Other life insurance	28,265	29,870
Total policyholder account balances	1,412,746	1,415,719
Future policy benefits
Variable annuity GMWB	97,348	136,924
Variable annuity GMAB(2)	(2,705)	(542)
Other annuity liabilities	8,896	11,561
Fixed annuity life contingent liabilities	74,672	80,411
Life and DI insurance	66,569	70,504
LTC insurance	355,747	357,716
UL/VUL and other life insurance additional liabilities	84,319	81,079
Total future policy benefits	684,846	737,653
Policy claims and other policyholders’ funds	8,879	15,638
Total policyholder account balances, future policy benefits and claims	$2,106,471	$2,169,010

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2021 and 2020 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.23% to 9.38% as of December 31, 2021, depending on year of issue, with an average rate of approximately 3.7%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Co. of New York

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.3% to 10% as of December 31, 2021. Anticipated interest rates for DI policies ranged from 3.0% to 7.5% as of December 31, 2021 and for LTC policies ranged from 5.0% to 5.7% as of December 31, 2021.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2021.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2021	2020
Variable annuity	$4,897,176	$4,647,548
VUL insurance	534,001	473,946
Other insurance	1,084	903
Total	$5,432,261	$5,122,397

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2021				December 31, 2020
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,981,649	$3,893,764	$212	68	$3,763,679	$3,673,185	$210	68
Five/six-year reset	472,012	306,636	337	68	455,790	292,486	382	68
One-year ratchet	526,810	514,172	704	71	506,958	494,418	292	70
Five-year ratchet	157,344	153,695	72	69	161,472	157,507	56	68
Total — GMDB	$5,137,815	$4,868,267	$1,325	68	$4,887,899	$4,617,596	$940	68
GMIB	$14,253	$12,895	$57	72	$12,653	$11,311	$88	71
GMWB:
GMWB	$119,783	$119,419	$27	75	$124,413	$124,059	$2	74
GMWB for life	2,999,127	2,996,699	333	69	2,860,105	2,854,447	182	69
Total — GMWB	$3,118,910	$3,116,118	$360	69	$2,984,518	$2,978,506	$184	69
GMAB	$196,030	$196,030	$5	61	$218,850	$218,515	$—	61

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2021		December 31, 2020
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$470,385	68	$471,997	67

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2019	$816	$306	$25,740	$(1,895)	$44,685
Incurred claims	(174)	(99)	27,864	(2,092)	10,317
Paid claims	(72)	—	—	—	(3,522)
Balance at December 31, 2019	570	207	53,604	(3,987)	51,480
Incurred claims	806	(9)	83,320	3,445	15,959
Paid claims	(447)	—	—	—	(5,364)
Balance at December 31, 2020	929	198	136,924	(542)	62,075
Incurred claims	680	(10)	(39,577)	(2,163)	10,183
Paid claims	(2)	—	—	—	(2,490)
Balance at December 31, 2021	$1,607	$188	$97,347	$(2,705)	$69,768

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2021	2020
Mutual funds:
Equity	$2,889,953	$2,666,142
Bond	1,486,601	1,544,298
Other	502,889	419,740
Total mutual funds	$4,879,443	$4,630,180

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2021, 2020 and 2019.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$961,862	$45,834	$1,007,696
Residential mortgage backed securities	—	340,303	—	340,303
Commercial mortgage backed securities	—	328,313	—	328,313
State and municipal obligations	—	138,896	—	138,896
Asset backed securities	—	22,798	—	22,798
Foreign government bonds and obligations	—	2,038	—	2,038
U.S. government and agency obligations	110	—	—	110
Total Available-for-Sale securities	110	1,794,210	45,834	1,840,154
Cash equivalents	—	370,121	—	370,121
Other assets:
Interest rate derivative contracts	—	75,145	—	75,145
Equity derivative contracts	1,459	252,365	—	253,824
Foreign exchange derivative contracts	—	547	—	547
Total other assets	1,459	328,057	—	329,516
Separate account assets at net asset value (“NAV”)				5,432,261	(1)
Total assets at fair value	$1,569	$2,492,388	$45,834	$7,972,052

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$51,617	$51,617
GMWB and GMAB embedded derivatives	—	—	71,065	71,065	(2)
Total policyholder account balances, future policy benefits and claims	—	—	122,682	122,682	(3)
Other liabilities:
Interest rate derivative contracts	—	36,683	—	36,683
Equity derivative contracts	4	194,211	—	194,215
Foreign exchange derivative contracts	52	—	—	52
Total other liabilities	56	230,894	—	230,950
Total liabilities at fair value	$56	$230,894	$122,682	$353,632

RiverSource Life Insurance Co. of New York

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$1,044,410	$64,484	$1,108,894
Residential mortgage backed securities	—	250,997	—	250,997
Commercial mortgage backed securities	—	321,764	—	321,764
State and municipal obligations	—	157,985	—	157,985
Asset backed securities	—	31,676	—	31,676
Foreign government bonds and obligations	—	2,212	—	2,212
U.S. government and agency obligations	111	—	—	111
Total Available-for-Sale securities	111	1,809,044	64,484	1,873,639
Cash equivalents	—	261,893	—	261,893
Other assets:
Interest rate derivative contracts	—	88,052	—	88,052
Equity derivative contracts	872	163,462	—	164,334
Foreign exchange derivative contracts	7	723	—	730
Total other assets	879	252,237	—	253,116
Separate account assets at NAV				5,122,397	(1)
Total assets at fair value	$990	$2,323,174	$64,484	$7,511,045

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$52,327	$52,327
GMWB and GMAB embedded derivatives	—	—	116,490	116,490	(4)
Total policyholder account balances, future policy benefits and claims	—	—	168,817	168,817	(5)
Other liabilities:
Interest rate derivative contracts	—	50,738	—	50,738
Equity derivative contracts	2,369	51,002	—	53,371
Foreign exchange derivative contracts	2	—	—	2
Total other liabilities	2,371	101,740	—	104,111
Total liabilities at fair value	$2,371	$101,740	$168,817	$272,928

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2021.

(3)	The Company’s adjustment for nonperformance risk resulted in a $34.0 million cumulative decrease to the embedded derivatives as of December 31, 2021.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2020.

(5)	The Company’s adjustment for nonperformance risk resulted in a $40.2 million cumulative decrease to the embedded derivatives as of December 31, 2020.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2021	$64,484		$(52,327)		$(116,490)		$(168,817)
Total gains (losses) included in:
Net income	(66	)(1)	(4,136	)(2)	73,798	(3)	69,662
Other comprehensive income (loss)	(1,237)		—		—		—
Issues	—		(299)		(21,012)		(21,311)
Settlements	(9,341)		5,145		(7,361)		(2,216)
Transfers into Level 3	33,041		—		—		—
Transfers out of Level 3	(41,047)		—		—		—
Balance at December 31, 2021	$45,834		$(51,617)		$(71,065)		$(122,682)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2021	$(61	)(1)	$(4,136	)(2)	$71,262	(3)	$67,126
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2021	$(962)		$—		$—		$—

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2020	$64,484		$(47,214)		$(32,326)		$(79,540)
Total gains (losses) included in:
Net income	(71	)(1)	(4,566	)(2)	(59,884	)(3)	(64,450)
Other comprehensive income (loss)	1,503		—		—		—
Purchases	5,441		—		—		—
Issues	—		(4,896)		(20,634)		(25,530)
Settlements	(6,873)		4,349		(3,646)		703
Balance at December 31, 2020	$64,484		$(52,327)		$(116,490)		$(168,817)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2020	$(71	)(1)	$(4,566	)(2)	$(62,930	)(3)	$(67,496)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2020	$1,504		$—		$—		$—

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2019	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Total gains (losses) included in:
Net income	(34)	—	(34	)(1)	(10,734	)(2)	(1,908	)(3)	(12,642)
Other comprehensive income (loss)	3,017	8	3,025		—		—		—
Purchases	—	2,000	2,000		—		—		—
Issues	—	—	—		(9,000)		(20,553)		(29,553)
Settlements	(47,322)	(188)	(47,510)		4,024		(223)		3,801
Transfers out of Level 3	—	(1,870)	(1,870)		—		—		—
Balance at December 31, 2019	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2019	$(15)	$—	$(15	)(1)	$(10,734	)(2)	$(1,726	)(3)	$(12,460)

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(4.2) million, $11.3 million and $(8.9) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2021, 2020 and 2019, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2021
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$45,816	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.9%	1.3%
IUL embedded derivatives	$51,617	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$71,065	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	10.9%
			Surrender rate(5)	0.1%	–	55.7%	3.6%
			Market volatility(6)(7)	4.3%	–	16.8%	10.8%
			Nonperformance risk(2)	65 bps			65	bps

	December 31, 2020
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,467	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	3.3%	1.5%
IUL embedded derivatives	$52,327	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$116,490	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	11.0%
			Surrender rate(5)	0.1%	–	73.5%	3.7%
			Market volatility(6)(7)	4.3%	–	17.1%	11.0%
			Nonperformance risk(2)	65 bps			65	bps

(1)

The weighted average for the spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(3)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(4)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(5)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(6)	Market volatility represents the implied volatility of fund of funds and managed volatility funds.
(7)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert

RiverSource Life Insurance Co. of New York

future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2021 and 2020. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as

RiverSource Life Insurance Co. of New York

well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2021 and 2020. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2021 and 2020, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2021
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$155,720	$—	$—	$162,999	$162,999
Policy loans	52,068	—	52,068	—	52,068

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$782,398	$—	$—	$914,709	$914,709
Separate account liabilities – investment contracts	4,124	—	4,124	—	4,124

	December 31, 2020
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$166,845	$—	$—	$175,982	$175,982
Policy loans	48,712	—	48,712	—	48,712

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$804,299	$—	$—	$982,120	$982,120
Separate account liabilities – investment contracts	4,057	—	4,057	—	4,057

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

RiverSource Life Insurance Co. of New York

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $23.1 million, $24.1 million and $26.3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $698 thousand and $19.0 million as of December 31, 2021 and 2020, respectively.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2021 and 2020.

Dividends or Distributions

During 2021, 2020 and 2019, the Company paid cash dividends or distributions of nil, nil and $43.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2021 and 2020, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $149.2 million and $128.9 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $63.6 million, $13.8 million and $(2.9) million for the years ended December 31, 2021, 2020 and 2019, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Net Income
Net income, per accompanying GAAP financial statements	$70,104	$41,672	$59,099
Net income (loss), SAP basis(1)	6,125	(46,207)	(82,785)
Difference	$63,979	$87,879	$141,884

	December 31,
(in thousands)	2021	2020
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$559,333	$530,234
Capital and surplus, SAP basis(2)	309,105	305,353
Difference	$250,228	$224,881

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $200.2 million and $196.4 million as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, bonds carried at $110 thousand and $111 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2021
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$323,686	$—	$323,686	$(56,063)	$(266,282)	$—	$1,341
OTC cleared	5,189	—	5,189	(2,555)	—	—	2,634
Exchange-traded	641	—	641	(56)	—	—	585
Total derivatives	$329,516	$—	$329,516	$(58,674)	$(266,282)	$—	$4,560

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$249,810	$—	$249,810	$(61,916)	$(183,931)	$—	$3,963
OTC cleared	3,175	—	3,175	(1,109)	—	—	2,066
Exchange-traded	131	—	131	(131)	—	—	—
Total derivatives	$253,116	$—	$253,116	$(63,156)	$(183,931)	$—	$6,029

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$228,339	$—	$228,339	$(56,063)	$(36,429)	$(135,700)	$147
OTC cleared	2,555	—	2,555	(2,555)	—	—	—
Exchange-traded	56	—	56	(56)	—	—	—
Total derivatives	$230,950	$—	$230,950	$(58,674)	$(36,429)	$(135,700)	$147

	December 31, 2020
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$100,631	$—	$100,631	$(61,916)	$(1,220)	$(37,258)	$237
OTC cleared	1,109	—	1,109	(1,109)	—	—	—
Exchange-traded	2,371	—	2,371	(131)	—	—	2,240
Total derivatives	$104,111	$—	$104,111	$(63,156)	$(1,220)	$(37,258)	$2,477

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2021			December 31, 2020
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)(3)		Assets(1)	Liabilities(2)(3)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,340,500	$75,145	$36,683	$3,404,600	$88,052	$50,738
Equity contracts	1,922,156	253,824	194,215	1,428,409	164,334	53,371
Foreign exchange contracts	54,825	547	52	41,993	730	2
Total non-designated hedges	5,317,481	329,516	230,950	4,875,002	253,116	104,111
Embedded derivatives
GMWB and GMAB(4)	N/A	—	71,065	N/A	—	116,490
IUL	N/A	—	51,617	N/A	—	52,327
Total embedded derivatives	N/A	—	122,682	N/A	—	168,817
Total derivatives	$5,317,481	$329,516	$353,632	$4,875,002	$253,116	$272,928

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $258.5 million and $208.6 million as of December 31, 2021 and 2020, respectively. See Note 15 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2021 included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2020 included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2021 and 2020, investment securities with a fair value of nil were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company. As of both December 31, 2021 and 2020, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2021 and 2020, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year ended December 31, 2021
Interest rate contracts	$—	$(49,439)
Equity contracts	4,552	(38,592)
Foreign exchange contracts	—	477
GMWB and GMAB embedded derivatives	—	45,425
IUL embedded derivatives	1,009	—
Total gain (loss)	$5,561	$(42,129)
Year ended December 31, 2020
Interest rate contracts	$—	$90,348
Equity contracts	2,991	(32,970)
Foreign exchange contracts	—	(231)
GMWB and GMAB embedded derivatives	—	(84,164)
IUL embedded derivatives	(217)	—
Total gain (loss)	$2,774	$(27,017)
Year ended December 31, 2019
Interest rate contracts	$—	$59,242
Equity contracts	5,524	(67,523)
Foreign exchange contracts	—	76
GMWB and GMAB embedded derivatives	—	(22,684)
IUL embedded derivatives	(6,710)	—
Total gain (loss)	$(1,186)	$(30,889)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options, swaptions, swaps and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2021:

(in thousands)	Premiums Payable	Premiums Receivable
2022	$1,034	$—
2023	560	—
2024	319	—
2025	160	—
2026	23,700	—
Total	$25,773	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into equity and index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2021 and 2020, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $165.6 million and $35.1 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2021 and 2020 was $165.6 million and $35.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2021 and 2020 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $111 thousand, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2019			$(430)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$102,606	$(21,546)	81,060
Reclassification of net (gains) losses on securities included in net income(2)	22	(5)	17
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(44,455)	9,335	(35,120)
Total other comprehensive income (loss)	58,173	(12,216)	45,957
Balance of AOCI at December 31, 2019			45,527
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	59,055	(12,401)	46,654
Reclassification of net (gains) losses on securities included in net income(2)	(611)	128	(483)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(26,156)	5,493	(20,663)
Total other comprehensive income (loss)	32,288	(6,780)	25,508
Balance of AOCI at December 31, 2020			71,035
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(53,907)	11,321	(42,586)
Reclassification of net (gains) losses on securities included in net income(2)	(10,377)	2,179	(8,198)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	12,379	(2,600)	9,779
Total other comprehensive income (loss)	$(51,905)	$10,900	(41,005)
Balance of AOCI at December 31, 2021			$30,030

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2021	2020	2019
Current income tax
Federal	$22,663	$18,213	$17,365
State and local	624	84	131
Total current income tax	23,287	18,297	17,496
Deferred federal income tax	(7,895)	(10,626)	(8,503)
Total income tax provision	$15,392	$7,671	$8,993

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2021	2020	2019
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(2.3)	(4.4)	(3.3)
Foreign tax credit, net of addback	(1.2)	—	(4.2)
Other	0.5	(1.0)	(0.3)
Income tax provision	18.0%	15.6%	13.2%

The increase in the effective tax rate for the year ended December 31, 2021 compared to 2020 was primarily due to higher pre-tax income relative to tax preferred items. The increase in the effective tax rate for the year ended December 31, 2020 compared to 2019 was primarily due to decreased foreign tax credits, net of addback.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2021 and 2020. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2021	2020
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$57,902	$66,993
Investment related	10,691	—
Other	49	46
Gross deferred income tax assets	68,642	67,039
Deferred income tax liabilities
Deferred acquisition costs	29,289	27,725
Net unrealized gains on Available-for Sale securities	10,165	21,064
Investment related	—	7,689
Deferred sales inducement costs	1,815	1,978
Other	91	96
Gross deferred income tax liabilities	41,360	58,552
Net deferred income tax assets	$27,282	$8,487

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2021 and 2020.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2021	2020	2019
Balance at January 1	$372	$397	$573
Reductions based on tax positions related to the current year	(26)	(25)	(26)
Additions for tax positions of prior years	—	—	358
Audit settlements	—	—	(508)
Balance at December 31	$346	$372	$397

If recognized, approximately $218 thousand, $218 thousand and $65 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2021, 2020 and 2019, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by $346 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $11 thousand, $15 thousand and $16 thousand in interest and penalties for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, the Company had a payable of $74 thousand and $63 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 through 2020. Ameriprise Financial’s or its subsidiaries’, including the Company’s, state income tax returns are currently under examination by various jurisdictions for years ranging from 2015 through 2019.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2021 and 2020, the Company’s funding commitments for mortgage loan commitments was $3.4 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2021, these guarantees range from 1% to 5%.

RiverSource Life Insurance Co. of New York

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examinations or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which includes information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s life insurance and variable annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.

These legal proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in one or more proceedings could eventually result in adverse judgments, settlements, fines, penalties or other sanctions, in addition to further claims, examinations or adverse publicity that could have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2021 and 2020, the Company had no accrual established for estimated future guaranty fund assessments.